Annual Report December 31, 2001
--------------------------------------------------------------------------------

    Oppenheimer
    Main Street(R) Small Cap
    Fund/VA
    A Series of Oppenheimer Variable Account Funds

                                           [logo]OppenheimerFunds(R)
                                                 The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Main Street Small Cap Fund/VA

===============================================================================
Objective

Oppenheimer Main Street(R) Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation. In seeking its objective, the Fund emphasizes investments of securities in growth-type companies with market capitalizations of less than $2.5 billion.

===============================================================================
Narrative by Charles Albers and Mark Zavanelli, Co-portfolio Managers

For the 12-month period ended December 31, 2001, Oppenheimer Main Street(R) Small Cap Fund/VA's Non-Service shares provided a total return of -0.36%. This return includes changes in net asset value per share and reinvestment of all dividends and capital gains distributions, but does not reflect any charges imposed by the separate accounts that offer the Fund. The Fund's return would have been lower if such charges were taken into account.
     We attribute the market's weakness during 2001 to a faltering U.S. economy, which adversely affected corporate earnings and undermined most companies' stock prices. In this environment, the Fund's returns were generally lackluster over the first four months of the year and improved substantially during the last eight months.
     From January 2001 through April 2001, the Fund was managed using a growth-oriented approach, which emphasized earnings and stock price momentum over valuations. Unfortunately, the growth style of investing fell out of favor just before the reporting period began, and the Fund's performance suffered temporarily. Technology and biotechnology holdings fared particularly poorly, more than offsetting good performance in other areas.
     In May 2001, the current portfolio management team assumed responsibility for the Fund, and we quickly adapted the portfolio to our distinctive and highly disciplined investment approach. To find attractive investments among small-cap stocks, we use multifactor, quantitative models that we have used and fine tuned over nearly 30 years. Our stock scoring system looks at a variety of data to determine which areas of the small-cap stock market offer the best prospects. Further analysis assigns a ranking to each of nearly 10,000 stocks according to its prospects over the next six to 12 months. We then subject the stocks in the top 10% of the model's rankings to comprehensive fundamental analysis. We also evaluate the costs associated with trading each stock we consider.
     When we took the reins in May, we quickly moved the Fund away from its growth orientation toward a more neutral posture. Performance immediately benefited from the addition of a number of value-oriented stocks. Although their earnings growth rates were lower on average than more growth-oriented holdings, they were also more consistent, and these stocks held up better during the economic downturn. For example, we increased the Fund's holdings of healthcare companies, including hospitals, HMOs, laboratories and physician management companies whose services are essential and remain in demand regardless of the economic environment. At the same time, we reduced the Fund's exposure to biotechnology stocks that scored poorly, primarily because our models regarded them as overpriced relative to their earnings.
     As the period progressed, our analyses also suggested stocks in other traditionally defensive industry groups, such as consumer staples. Like healthcare, companies producing food and other essential consumer goods were better able to maintain consistent, albeit unspectacular, levels of earnings growth during the economic downturn.

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2                  Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Main Street Small Cap Fund/VA

===============================================================================
However, our stock selection strategy within each industry group proved to be a more important driver of performance than the way we allocated assets among the various industry groups. For example, in the technology area, we focused on consulting, defense and software companies, many of which did well, while avoiding hardware manufacturers, which generally performed very poorly. In the energy group, our focus on exploration and drilling companies benefited the Fund, especially when some of those companies were acquired at attractive prices by larger integrated oil companies.
     Of course, even many of the Fund's most defensive holdings were adversely affected by the September 11 terrorist attacks. The attacks effectively pushed the U.S. economy into recession, delaying any prospect of recovery until 2002. Fortunately, the attacks' deleterious effects on the Fund's defensive holdings proved temporary. The stocks identified by our multifactor models proved to be resilient in the face of adversity. In our opinion, such resiliency is central to what makes Oppenheimer Main Street Small Cap Fund/VA an important part of The Right Way to Invest.
-------------------------------------------------------------------------------
Management discussion of performance. During the fiscal year that ended December 31, 2001, Oppenheimer Main Street Small Cap Fund/VA's performance was strongly influenced by changes in economic and market conditions. The Fund's returns were driven primarily by a shift in investor sentiment away from momentum-oriented growth stocks toward reasonably valued and fundamentally strong value stocks. The Fund was also adversely affected by the faltering U.S. economy, which entered into a recession in early March 2001. The events of September 11 only served to further deteriorate the current economic situation. The mid-year shift of portfolio teams also had an effect on the returns of the Fund. The Fund's portfolio and strategies are subject to change.
-------------------------------------------------------------------------------
Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2001. In the case of Non-Service shares, performance is measured from inception of the class on May 1, 1998. In the case of Service shares, performance is measured from inception of the class on July 16, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
     The Fund's performance is compared to the performance of the Russell 2000 Index, which is an index of the 2000 smallest, by market value, securities in the Russell 3000 Index. Index performance reflects the reinvestment of income but does not consider the effect of capital gains or transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

                   Oppenheimer Main Street Small Cap Fund/VA                  3

Oppenheimer Variable Account Funds--Oppenheimer Main Street Small Cap Fund/VA

[line chart]

Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

          OVAF/Oppenheimer
            Main Street
             Small Cap
              Fund/VA
            Non-Service      Russell 2000
              shares             Index
              ------             -----
05/01/98       10000             10000
06/30/98        9560              9481
09/30/98        8400              7571
12/31/98        9600              8806
03/31/99        8880              8328
06/30/99        9310              9624
09/30/99        9440              9015
12/31/99       14070             10678
03/31/00       15364             11434
06/30/00       13178             11002
09/30/00       13468             11124
12/31/00       11490             10355
03/31/01        9376              9682
06/30/01       11334             11065
09/30/01        9666              8765
12/31/01       11448             10613

Average Annual Total Returns of Non-Service shares of the Fund at 12/31/01
1-Year  -0.36%   Since Inception 3.76%

[end line chart]

[line chart]

Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

OVAF/Oppenheimer Main Street Small Cap Fund/VA Service shares
Russell 2000 Index

        OVAF/Oppenheimer
           Main Street
            Small Cap
             Fund/VA
           Non-Service       Russell 2000
             shares             Index
             ------             -----
07/16/01      10000             10000
09/30/01       8784              8374
12/31/01      10415             10140

Cumulative Return of Service shares of the Fund at 12/31/01
Since Inception 4.15%

[end line chart]

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.
The inception dates of the Fund were 5/1/98 for the Non-Service shares and 7/16/01 for its Service shares.
The performance information in the graphs for the Russell 2000 Index begins on 4/30/98 in the first graph and on 7/31/01 for the second graph.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account. Graphs are not drawn to same scale.
Total returns and the ending account value in the graphs show changes in share value and include reinvestment of all dividends and capital gains distributions. An explanation of the calculation of the performance is in the Statement of Additional Information.

4                  Oppenheimer Main Street Small Cap Fund/VA

Statement of Investments  December 31, 2001

                                                                   Market Value
                                                           Shares  See Note 1
===============================================================================
Common Stocks--99.1%
-------------------------------------------------------------------------------
Basic Materials--3.8%
-------------------------------------------------------------------------------
Chemicals--1.9%
Agrium, Inc.                                               1,500       $ 15,900
-------------------------------------------------------------------------------
Airgas, Inc.(1)                                            2,700         40,824
-------------------------------------------------------------------------------
AMCOL International Corp.                                  1,600         11,520
-------------------------------------------------------------------------------
Crompton Corp.                                             2,400         21,600
-------------------------------------------------------------------------------
Cytec Industries, Inc.(1)                                  1,100         29,700
-------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                 1,100         26,708
-------------------------------------------------------------------------------
H.B. Fuller Co.                                              100          2,877
-------------------------------------------------------------------------------
IMC Global, Inc.                                           2,900         37,700
-------------------------------------------------------------------------------
MacDermid, Inc.                                              500          8,475
-------------------------------------------------------------------------------
Minerals Technologies, Inc.                                  400         18,656
-------------------------------------------------------------------------------
Octel Corp.(1)                                             1,600         28,800
-------------------------------------------------------------------------------
Quaker Chemical Corp.                                        200          4,120
-------------------------------------------------------------------------------
RPM, Inc.                                                    700         10,122
-------------------------------------------------------------------------------
SCP Pool Corp.(1)                                          1,250         34,312
-------------------------------------------------------------------------------
Solutia, Inc.                                              2,100         29,442
-------------------------------------------------------------------------------
Symyx Technologies, Inc.(1)                                1,000         21,240
-------------------------------------------------------------------------------
Universal Corp.                                              400         14,564
-------------------------------------------------------------------------------
Visionics Corp.(1)                                           400          5,772
                                                                       --------
                                                                        362,332
-------------------------------------------------------------------------------
Gold & Precious Minerals--0.3%
Meridian Gold, Inc.(1)                                     1,800         18,436
-------------------------------------------------------------------------------
Stillwater Mining Co.(1)                                   2,200         40,700
                                                                       --------
                                                                         59,136
-------------------------------------------------------------------------------
Metals--1.1%
AK Steel Holding Corp.                                       700          7,966
-------------------------------------------------------------------------------
Allegheny Technologies, Inc.                               2,100         35,175
-------------------------------------------------------------------------------
Aviall, Inc.                                               3,600         27,180
-------------------------------------------------------------------------------
Barnes Group, Inc.                                           200          4,798
-------------------------------------------------------------------------------
Brush Wellman, Inc.                                          400          5,696
-------------------------------------------------------------------------------
Century Aluminum Co.                                         100          1,336
-------------------------------------------------------------------------------
CIRCOR International, Inc.                                   500          9,225
-------------------------------------------------------------------------------
Lone Star Technologies, Inc.(1)                              700         12,320
-------------------------------------------------------------------------------
NS Group, Inc.(1)                                            700          5,236
-------------------------------------------------------------------------------
Quanex Corp.                                                 600         16,980
-------------------------------------------------------------------------------
Steel Dynamics, Inc.(1)                                      800          9,288
-------------------------------------------------------------------------------
Titanium Metals Corp.(1)                                   2,900         11,571
-------------------------------------------------------------------------------
Walter Industries, Inc.                                    2,200         24,882
-------------------------------------------------------------------------------
Worthington Industries, Inc.                               2,100         29,820
                                                                       --------
                                                                        201,473

                   Oppenheimer Main Street Small Cap Fund/VA                  5

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Paper--0.5%
Chesapeake Corp.                                             900       $ 25,029
-------------------------------------------------------------------------------
Glatfelter                                                 2,000         31,160
-------------------------------------------------------------------------------
Longview Fibre Co.                                           200          2,362
-------------------------------------------------------------------------------
Rayonier, Inc.                                               400         20,188
-------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                         700         10,080
                                                                       --------
                                                                         88,819
-------------------------------------------------------------------------------
Capital Goods--9.8%
-------------------------------------------------------------------------------
Aerospace/Defense--0.8%
AAR Corp.                                                    200          1,802
-------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.(1)              900         19,242
-------------------------------------------------------------------------------
BE Aerospace, Inc.(1)                                        900          8,253
-------------------------------------------------------------------------------
DRS Technologies, Inc.(1)                                    500         17,825
-------------------------------------------------------------------------------
Esterline Technologies Corp.(1)                            1,000         16,010
-------------------------------------------------------------------------------
Herley Industries, Inc.(1)                                 1,200         20,400
-------------------------------------------------------------------------------
Intermagnetics General Corp.                                 418         10,826
-------------------------------------------------------------------------------
Precision Castparts Corp.                                  1,400         39,550
-------------------------------------------------------------------------------
Teledyne Technologies, Inc.(1)                             1,200         19,548
                                                                       --------
                                                                        153,456
-------------------------------------------------------------------------------
Electrical Equipment--1.4%
American Superconductor Corp.(1)                           1,300         15,938
-------------------------------------------------------------------------------
BEI Technologies, Inc.                                       700         12,208
-------------------------------------------------------------------------------
Capstone Turbine Corp.(1)                                  8,300         44,903
-------------------------------------------------------------------------------
CLARCOR, Inc.                                                100          2,715
-------------------------------------------------------------------------------
EMCOR Group, Inc.(1)                                         400         18,160
-------------------------------------------------------------------------------
Encompass Services Corp.(1)                                1,600          4,640
-------------------------------------------------------------------------------
Encore Wire Corp.(1)                                       1,800         21,780
-------------------------------------------------------------------------------
Foster Wheeler Ltd.                                        3,200         16,320
-------------------------------------------------------------------------------
General Electric Co.                                          40          1,603
-------------------------------------------------------------------------------
Genlyte Group, Inc. (The)(1)                               1,000         29,760
-------------------------------------------------------------------------------
Integrated Electrical Services, Inc.(1)                    1,200          6,144
-------------------------------------------------------------------------------
Kemet Corp.(1)                                             2,200         39,050
-------------------------------------------------------------------------------
Manufacturers'Services Ltd.(1)                               900          5,625
-------------------------------------------------------------------------------
Power Integrations, Inc.(1)                                1,700         38,828
                                                                       --------
                                                                        257,674
-------------------------------------------------------------------------------
Industrial Services--3.9%
Advanced Marketing Services, Inc.                          1,500         27,375
-------------------------------------------------------------------------------
Casella Waste Systems, Inc., Cl. A(1)                        600          8,886
-------------------------------------------------------------------------------
CONSOL Energy, Inc.                                          500         12,420
-------------------------------------------------------------------------------
Cyberonics, Inc.(1)                                          300          7,959
-------------------------------------------------------------------------------
Daisytek International Corp.(1)                            2,400         31,608
-------------------------------------------------------------------------------
Digimarc Corp.(1)                                            400          7,432
-------------------------------------------------------------------------------
Forrester Research, Inc.(1)                                1,200         24,168
-------------------------------------------------------------------------------
Global Imaging Systems, Inc.(1)                            2,200         32,846

6                  Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Industrial Services  (continued)
ICT Group, Inc.(1)                                         1,000       $ 18,610
-------------------------------------------------------------------------------
Kendle International, Inc.(1)                              1,800         36,288
-------------------------------------------------------------------------------
Knightsbridge Tankers Ltd.                                   100          1,610
-------------------------------------------------------------------------------
Labor Ready, Inc.(1)                                       2,400         12,264
-------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                              100          2,444
-------------------------------------------------------------------------------
Mail-Well, Inc.(1)                                           700          2,870
-------------------------------------------------------------------------------
McDermott International, Inc.(1)                           3,400         41,718
-------------------------------------------------------------------------------
Modis Professional Services, Inc.(1)                       4,600         32,844
-------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A(1)                    900         17,775
-------------------------------------------------------------------------------
National Processing, Inc.(1)                                 100          3,250
-------------------------------------------------------------------------------
Navigant Consulting, Inc.(1)                                 100            550
-------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                                 3,900         30,810
-------------------------------------------------------------------------------
Osmonics, Inc.(1)                                            600          8,412
-------------------------------------------------------------------------------
Planar Systems, Inc.(1)                                    1,700         35,870
-------------------------------------------------------------------------------
Presstek, Inc.(1)                                          1,700         15,589
-------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                   2,200         33,946
-------------------------------------------------------------------------------
Right Management Consultants, Inc.(1)                      1,650         28,545
-------------------------------------------------------------------------------
Service Corp. International(1)                             1,200          5,988
-------------------------------------------------------------------------------
SpeedFam-IPEC, Inc.(1)                                     1,400          4,172
-------------------------------------------------------------------------------
Standard Register Co. (The)                                1,100         20,383
-------------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(1)                             800         17,656
-------------------------------------------------------------------------------
Teekay Shipping Corp.                                      1,100         38,335
-------------------------------------------------------------------------------
Tetra Technologies, Inc.(1)                                  900         18,855
-------------------------------------------------------------------------------
TRC Cos., Inc.(1)                                            800         40,000
-------------------------------------------------------------------------------
United Stationers, Inc.(1)                                 1,000         33,650
-------------------------------------------------------------------------------
UNOVA, Inc.(1)                                               100            580
-------------------------------------------------------------------------------
URS Corp.(1)                                               1,200         32,892
-------------------------------------------------------------------------------
Wackenhut Corrections Corp.(1)                             2,000         27,720
-------------------------------------------------------------------------------
Wallace Computer Services, Inc.                              200          3,798
-------------------------------------------------------------------------------
Zomax, Inc.(1)                                             1,200          9,588
                                                                       --------
                                                                        729,706
-------------------------------------------------------------------------------
Manufacturing--3.7%
AEP Industries, Inc.(1)                                      600         14,376
-------------------------------------------------------------------------------
American Woodmark Corp.                                      600         32,250
-------------------------------------------------------------------------------
Ameron International Corp.                                   300         20,760
-------------------------------------------------------------------------------
Astronics Corp.                                            1,000         11,320
-------------------------------------------------------------------------------
Asyst Technologies, Inc.(1)                                  200          2,552
-------------------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                               100          1,896
-------------------------------------------------------------------------------
Briggs & Stratton Corp.                                      200          8,540
-------------------------------------------------------------------------------
Crane Co.                                                  1,200         30,768
-------------------------------------------------------------------------------
CTS Corp.                                                  1,700         27,030
-------------------------------------------------------------------------------
Donaldson Co., Inc.                                          100          3,884
-------------------------------------------------------------------------------
EarthShell Corp.(1)                                          300            600

                   Oppenheimer Main Street Small Cap Fund/VA                  7

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Manufacturing  (continued)
Entegris, Inc.(1)                                          2,100       $ 23,016
-------------------------------------------------------------------------------
FSI International, Inc.(1)                                 1,400         12,908
-------------------------------------------------------------------------------
Garan, Inc.                                                  200          8,500
-------------------------------------------------------------------------------
Global Power Equipment Group, Inc.(1)                      3,200         48,160
-------------------------------------------------------------------------------
Griffon Corp.                                              2,470         37,050
-------------------------------------------------------------------------------
GSI Lumonics, Inc.(1)                                      1,000          8,470
-------------------------------------------------------------------------------
Harsco Corp.                                                 400         13,720
-------------------------------------------------------------------------------
Interpool, Inc.                                              800         15,400
-------------------------------------------------------------------------------
Ivex Packaging Corp.(1)                                    2,800         53,200
-------------------------------------------------------------------------------
Knight Transportation, Inc.(1)                               225          4,225
-------------------------------------------------------------------------------
Matthews International Corp., Cl. A                          200          4,916
-------------------------------------------------------------------------------
Maverick Tube Corp.(1)                                     2,600         33,670
-------------------------------------------------------------------------------
Measurement Specialties, Inc.(1)                           1,100         10,351
-------------------------------------------------------------------------------
Milacron, Inc.                                               200          3,162
-------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                100          5,679
-------------------------------------------------------------------------------
National Service Industries, Inc.                          2,200          4,444
-------------------------------------------------------------------------------
Oakley, Inc.(1)                                            1,500         24,390
-------------------------------------------------------------------------------
Owens-Illinois, Inc.(1)                                    3,900         38,961
-------------------------------------------------------------------------------
Pactiv Corp.(1)                                              400          7,100
-------------------------------------------------------------------------------
Paxar Corp.(1)                                               900         12,780
-------------------------------------------------------------------------------
Photon Dynamics, Inc.(1)                                     800         36,520
-------------------------------------------------------------------------------
Photronics, Inc.(1)                                          300          9,405
-------------------------------------------------------------------------------
Plexus Corp.(1)                                              600         15,936
-------------------------------------------------------------------------------
Quidel Corp.(1)                                            1,600         12,304
-------------------------------------------------------------------------------
Ryder Systems, Inc.                                          800         17,720
-------------------------------------------------------------------------------
Silgan Holdings, Inc.(1)                                     600         15,696
-------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.(1)                           100          5,730
-------------------------------------------------------------------------------
SLI, Inc.                                                    200            522
-------------------------------------------------------------------------------
SPS Technologies, Inc.(1)                                    300         10,476
-------------------------------------------------------------------------------
Terex Corp.(1)                                               100          1,754
-------------------------------------------------------------------------------
Timken Co.                                                   100          1,618
-------------------------------------------------------------------------------
United Defense Industries, Inc.(1)                         1,400         29,470
-------------------------------------------------------------------------------
Wabtec Corp.                                                 400          4,920
                                                                       --------
                                                                        686,149
-------------------------------------------------------------------------------
Communication Services--2.8%
-------------------------------------------------------------------------------
Telecommunications: Long Distance--1.7%
C&D Technologies, Inc.                                     1,400         31,990
-------------------------------------------------------------------------------
Copper Mountain Networks, Inc.(1)                          5,400          9,126
-------------------------------------------------------------------------------
Corvis Corp.(1)                                           13,300         42,959
-------------------------------------------------------------------------------
ECI Telecommunications Ltd.                                3,700         19,869
-------------------------------------------------------------------------------
General Cable Corp.                                        2,900         37,990
-------------------------------------------------------------------------------
General Communication, Inc., Cl. A(1)                      3,300         28,149
-------------------------------------------------------------------------------
IDT Corp.                                                    300          5,853

8                  Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Telecommunications: Long Distance  (continued)
Infonet Services Corp., Cl. B(1)                           7,300       $ 17,885
-------------------------------------------------------------------------------
InterVoice-Brite, Inc.(1)                                  2,500         32,000
-------------------------------------------------------------------------------
Lightbridge, Inc.(1)                                       2,100         25,515
-------------------------------------------------------------------------------
MasTec, Inc.(1)                                            3,700         25,715
-------------------------------------------------------------------------------
Somera Communications, Inc.(1)                             2,500         18,875
-------------------------------------------------------------------------------
SymmetriCom, Inc.(1)                                       2,900         22,069
                                                                       --------
                                                                        317,995
-------------------------------------------------------------------------------
Telephone Utilities--0.3%
Choice One Communications, Inc.(1)                           700          2,450
-------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.(1)                  800         36,400
-------------------------------------------------------------------------------
Next Level Communications, Inc.(1)                         3,100         10,385
                                                                       --------
                                                                         49,235
-------------------------------------------------------------------------------
Telecommunications: Wireless--0.8%
AirGate PCS, Inc.(1)                                         400         18,220
-------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A(1)                        800          6,832
-------------------------------------------------------------------------------
Optical Communication Products, Inc.(1)                    3,200         12,608
-------------------------------------------------------------------------------
SBA Communications Corp.(1)                                2,300         29,946
-------------------------------------------------------------------------------
Spectrasite Holdings, Inc.(1)                              6,700         24,053
-------------------------------------------------------------------------------
UbiquiTel, Inc.(1)                                         3,700         27,565
-------------------------------------------------------------------------------
Williams Communications Group, Inc.(1)                    14,100         33,135
-------------------------------------------------------------------------------
Wireless Facilities, Inc.(1)                                 200          1,346
                                                                       --------
                                                                        153,705
-------------------------------------------------------------------------------
Consumer Cyclicals--17.8%
-------------------------------------------------------------------------------
Autos & Housing--5.9%
Advance Auto Parts, Inc.(1)                                  363         18,059
-------------------------------------------------------------------------------
Aftermarket Technology Corp.(1)                            2,100         34,020
-------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                   1,300         20,566
-------------------------------------------------------------------------------
Applica, Inc.(1)                                           2,700         24,327
-------------------------------------------------------------------------------
ArvinMeritor, Inc.                                           800         15,712
-------------------------------------------------------------------------------
Bandag, Inc.                                                 200          6,952
-------------------------------------------------------------------------------
Beazer Homes USA, Inc.(1)                                    300         21,951
-------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                 400         20,900
-------------------------------------------------------------------------------
Building Materials Holding Corp.(1)                        2,000         21,700
-------------------------------------------------------------------------------
Champion Enterprises, Inc.(1)                                700          8,617
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                     700         11,172
-------------------------------------------------------------------------------
Copart, Inc.(1)                                              300         10,911
-------------------------------------------------------------------------------
Dal-Tile International, Inc.(1)                            1,600         37,200
-------------------------------------------------------------------------------
Direct Focus, Inc.(1)                                      1,500         46,800
-------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.(1)                   1,900         29,450
-------------------------------------------------------------------------------
Dura Automotive Systems, Inc.(1)                           1,200         13,200
-------------------------------------------------------------------------------
Elcor Corp.                                                1,500         41,685
-------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                700         25,606
-------------------------------------------------------------------------------
Gardner Denver, Inc.(1)                                    1,100         24,552

                   Oppenheimer Main Street Small Cap Fund/VA                  9

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Autos & Housing  (continued)
Group 1 Automotive, Inc.(1)                                  900     $   25,659
-------------------------------------------------------------------------------
Harman International Industries, Inc.                        400         18,040
-------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A(1)                        100          2,128
-------------------------------------------------------------------------------
Hughes Supply, Inc.                                        1,000         30,870
-------------------------------------------------------------------------------
Kennametal, Inc.                                             700         28,189
-------------------------------------------------------------------------------
Lancaster Colony Corp.                                       300         10,653
-------------------------------------------------------------------------------
Lear Corp.(1)                                                700         26,698
-------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                        990         37,412
-------------------------------------------------------------------------------
M/I Schottenstein Homes, Inc.                                100          4,977
-------------------------------------------------------------------------------
Meritage Corp.(1)                                            300         15,390
-------------------------------------------------------------------------------
Pep Boys--Manny, Moe & Jack                                1,000         17,150
-------------------------------------------------------------------------------
Polaris Industries, Inc.                                     500         28,875
-------------------------------------------------------------------------------
Recoton Corp.(1)                                           1,300         17,680
-------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                     200         14,640
-------------------------------------------------------------------------------
Salton, Inc.(1)                                              500          9,440
-------------------------------------------------------------------------------
Schuler Homes, Inc.(1)                                       500          9,925
-------------------------------------------------------------------------------
Sonic Automotive, Inc.(1)                                    900         21,096
-------------------------------------------------------------------------------
Standard Pacific Corp.                                     1,100         26,752
-------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc.                                   2,500         29,950
-------------------------------------------------------------------------------
Superior Industries International, Inc.                      500         20,125
-------------------------------------------------------------------------------
TBC Corp.(1)                                               1,900         25,441
-------------------------------------------------------------------------------
Texas Industries, Inc.                                       700         25,830
-------------------------------------------------------------------------------
Thor Industries, Inc.                                        200          7,410
-------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                       200          8,780
-------------------------------------------------------------------------------
Toro Co. (The)                                               800         36,000
-------------------------------------------------------------------------------
Tower Automotive, Inc.(1)                                  4,000         36,120
-------------------------------------------------------------------------------
Trex Co., Inc.(1)                                            300          5,697
-------------------------------------------------------------------------------
United Auto Group, Inc.(1)                                   400         10,324
-------------------------------------------------------------------------------
Universal Forest Products, Inc.                            1,800         37,674
-------------------------------------------------------------------------------
Visteon Corp.                                              2,300         34,592
-------------------------------------------------------------------------------
Watsco, Inc.                                                 400          5,680
-------------------------------------------------------------------------------
York International Corp.                                   1,000         38,130
                                                                     ----------
                                                                      1,100,707
-------------------------------------------------------------------------------
Consumer Services--1.6%
Advo, Inc.(1)                                                600         25,800
-------------------------------------------------------------------------------
AmeriPath, Inc.(1)                                           900         29,034
-------------------------------------------------------------------------------
Arbitron, Inc.(1)                                          1,200         40,980
-------------------------------------------------------------------------------
Boron, LePore & Associates, Inc.(1)                        2,700         37,233
-------------------------------------------------------------------------------
Cendant Corp.(1)                                           1,593         31,239
-------------------------------------------------------------------------------
Cornell Corrections, Inc.(1)                                 300          5,295
-------------------------------------------------------------------------------
FTI Consulting, Inc.                                         800         26,240
-------------------------------------------------------------------------------
infoUSA, Inc.(1)                                             100            694

10                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Consumer Services  (continued)
Korn/Ferry International                                     400       $  4,260
-------------------------------------------------------------------------------
Midas, Inc.                                                  300          3,450
-------------------------------------------------------------------------------
ProBusiness Services, Inc.(1)                                100          1,880
-------------------------------------------------------------------------------
Rent-A-Center, Inc.(1)                                       500         16,785
-------------------------------------------------------------------------------
Rightchoice Managed Care, Inc.(1)                            200         13,998
-------------------------------------------------------------------------------
Steiner Leisure Ltd.(1)                                      700         14,875
-------------------------------------------------------------------------------
Stewart Enterprises, Inc.(1)                               1,600          9,584
-------------------------------------------------------------------------------
Travelocity.com, Inc.(1)                                   1,400         40,194
                                                                       --------
                                                                        301,541
-------------------------------------------------------------------------------
Leisure & Entertainment--2.4%
Action Performance Cos., Inc.(1)                           1,300         39,793
-------------------------------------------------------------------------------
Alliance Gaming Corp.(1)                                   1,100         32,329
-------------------------------------------------------------------------------
Ameristar Casinos, Inc.(1)                                 1,800         45,090
-------------------------------------------------------------------------------
Arctic Cat, Inc.                                           1,600         27,200
-------------------------------------------------------------------------------
Argosy Gaming Co.(1)                                         600         19,512
-------------------------------------------------------------------------------
Boyd Gaming Corp.(1)                                       2,500         16,250
-------------------------------------------------------------------------------
Callaway Golf Co.                                            500          9,575
-------------------------------------------------------------------------------
Choice Hotels International, Inc.(1)                       1,400         31,010
-------------------------------------------------------------------------------
Extended Stay America, Inc.(1)                               900         14,760
-------------------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                                     1,800         34,110
-------------------------------------------------------------------------------
Mandalay Resort Group(1)                                   1,700         36,380
-------------------------------------------------------------------------------
MTR Gaming Group, Inc.(1)                                  2,800         44,800
-------------------------------------------------------------------------------
Pegasus Solutions, Inc.(1)                                   300          4,260
-------------------------------------------------------------------------------
Prime Hospitality Corp.(1)                                 1,000         11,050
-------------------------------------------------------------------------------
Shuffle Master, Inc.(1)                                    1,500         23,505
-------------------------------------------------------------------------------
Spherion Corp.(1)                                          2,400         23,424
-------------------------------------------------------------------------------
West Marine, Inc.(1)                                       2,200         32,318
                                                                       --------
                                                                        445,366
-------------------------------------------------------------------------------
Media--0.8%
Banta Corp.                                                  400         11,808
-------------------------------------------------------------------------------
Consolidated Graphics, Inc.(1)                               700         13,475
-------------------------------------------------------------------------------
Entravision Communications Corp.(1)                          400          4,780
-------------------------------------------------------------------------------
Harland (John H.) Co.                                        700         15,470
-------------------------------------------------------------------------------
Hollinger International, Inc.                                100          1,170
-------------------------------------------------------------------------------
Imagistics International, Inc.                             2,900         35,815
-------------------------------------------------------------------------------
Journal Register Co.(1)                                      100          2,104
-------------------------------------------------------------------------------
Kadant, Inc.(1)                                              400          5,800
-------------------------------------------------------------------------------
Media General, Inc., Cl. A                                   100          4,983
-------------------------------------------------------------------------------
NetRatings, Inc.(1)                                          800         12,544
-------------------------------------------------------------------------------
PRIMEDIA, Inc.(1)                                          7,500         32,625
-------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                      400         11,620
                                                                       --------
                                                                        152,194

                   Oppenheimer Main Street Small Cap Fund/VA                 11

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Retail: General--0.4%
A.C. Moore Arts & Crafts, Inc.(1)                            400        $11,800
-------------------------------------------------------------------------------
Saks, Inc.(1)                                              2,600         24,284
-------------------------------------------------------------------------------
Tuesday Morning Corp.(1)                                   1,600         28,944
-------------------------------------------------------------------------------
Value City Department Stores, Inc.(1)                        600          2,820
                                                                        -------
                                                                         67,848
-------------------------------------------------------------------------------
Retail: Specialty--5.0%
1-800 CONTACTS, Inc.(1)                                    1,000         12,440
-------------------------------------------------------------------------------
American Eagle Outfitters, Inc.(1)                           600         15,702
-------------------------------------------------------------------------------
American Greetings Corp., Cl. A                            2,200         30,316
-------------------------------------------------------------------------------
Big Lots, Inc.                                             2,800         29,120
-------------------------------------------------------------------------------
Borders Group, Inc.(1)                                       600         11,904
-------------------------------------------------------------------------------
Buckle, Inc. (The)(1)                                        400          8,920
-------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                    1,200         20,160
-------------------------------------------------------------------------------
Cash America International, Inc.                           3,800         32,300
-------------------------------------------------------------------------------
Cato Corp., Cl. A                                            700         13,230
-------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)                    1,000         27,150
-------------------------------------------------------------------------------
Circuit City Stores, Inc./CarMax Group(1)                  2,200         50,028
-------------------------------------------------------------------------------
CSK Auto Corp.(1)                                          1,200         11,940
-------------------------------------------------------------------------------
dELIA(*)s Corp., Cl. A(1)                                    100            620
-------------------------------------------------------------------------------
Department 56, Inc.(1)                                       500          4,300
-------------------------------------------------------------------------------
Electronics Boutique Holdings Corp.(1)                       200          7,988
-------------------------------------------------------------------------------
Factory 2-U Stores, Inc.(1)                                  500         10,020
-------------------------------------------------------------------------------
Finish Line, Inc., Cl. A(1)                                1,200         18,348
-------------------------------------------------------------------------------
Fossil, Inc.(1)                                              800         16,800
-------------------------------------------------------------------------------
G & K Services, Inc., Cl. A                                  900         29,070
-------------------------------------------------------------------------------
Galyan's Trading Co.(1)                                      700          9,968
-------------------------------------------------------------------------------
Genesco, Inc.(1)                                             300          6,228
-------------------------------------------------------------------------------
Gymboree Corp.(1)                                          3,500         41,755
-------------------------------------------------------------------------------
Helen of Troy Ltd.(1)                                      2,300         28,543
-------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                               1,100         27,060
-------------------------------------------------------------------------------
MCSi, Inc.(1)                                                500         11,725
-------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(1)                               900         18,585
-------------------------------------------------------------------------------
Michaels Stores, Inc.(1)                                     800         26,360
-------------------------------------------------------------------------------
Movado Group, Inc.                                           200          3,840
-------------------------------------------------------------------------------
Movie Gallery, Inc.(1)                                     1,350         32,886
-------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                                 500         18,235
-------------------------------------------------------------------------------
OfficeMax, Inc.(1)                                         4,100         18,450
-------------------------------------------------------------------------------
PC Connection, Inc.(1)                                       300          4,449
-------------------------------------------------------------------------------
PetsMart, Inc.(1)                                            600          5,904
-------------------------------------------------------------------------------
Reebok International Ltd.(1)                               1,000         26,500
-------------------------------------------------------------------------------
Regis Corp. of Minnesota                                     900         23,202
-------------------------------------------------------------------------------
Rex Stores Corp.(1)                                          600         16,812
-------------------------------------------------------------------------------
Ross Stores, Inc.                                            900         28,872
-------------------------------------------------------------------------------
School Specialty, Inc.(1)                                  1,300         29,744

12                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Retail: Specialty  (continued)
Smart & Final, Inc.(1)                                       400       $  4,176
-------------------------------------------------------------------------------
Spiegel, Inc., Cl. A                                         300          1,365
-------------------------------------------------------------------------------
Sports Authority, Inc. (The)(1)                            3,900         22,230
-------------------------------------------------------------------------------
Stride Rite Corp.                                          1,900         12,445
-------------------------------------------------------------------------------
Timberland Co., Cl. A(1)                                     300         11,124
-------------------------------------------------------------------------------
Tractor Supply Co.(1)                                      1,500         51,120
-------------------------------------------------------------------------------
Trans World Entertainment Corp.(1)                         2,100         15,960
-------------------------------------------------------------------------------
Ultimate Electronics, Inc.(1)                                100          3,000
-------------------------------------------------------------------------------
UniFirst Corp.                                             1,600         36,080
-------------------------------------------------------------------------------
Urban Outfitters, Inc.(1)                                    600         14,472
-------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A(1)                                   1,100         25,905
-------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                   400          6,020
                                                                       --------
                                                                        933,371
-------------------------------------------------------------------------------
Textile, Apparel & Home Furnishings--1.7%
bebe stores, inc.(1)                                       1,400         26,124
-------------------------------------------------------------------------------
Deb Shops, Inc.                                            1,700         41,225
-------------------------------------------------------------------------------
Gildan Activewear, Inc., Cl. A                               200          2,868
-------------------------------------------------------------------------------
Hancock Fabrics, Inc.                                      2,600         34,190
-------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                         500         16,625
-------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A(1)                   1,700         30,090
-------------------------------------------------------------------------------
Maxwell Shoe Co., Inc.(1)                                  1,800         25,380
-------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                                   800         43,904
-------------------------------------------------------------------------------
OshKosh B'Gosh, Inc., Cl. A                                  200          8,388
-------------------------------------------------------------------------------
Quaker Fabric Corp.(1)                                     2,900         24,099
-------------------------------------------------------------------------------
Quicksilver, Inc.(1)                                       2,000         34,400
-------------------------------------------------------------------------------
Steven Madden Ltd.(1)                                        700          9,849
-------------------------------------------------------------------------------
Too, Inc.(1)                                                 300          8,250
-------------------------------------------------------------------------------
Vans, Inc.(1)                                              1,100         14,014
                                                                       --------
                                                                        319,406
-------------------------------------------------------------------------------
Consumer Staples--6.5%
-------------------------------------------------------------------------------
Beverages--0.4%
Boston Beer Co., Inc., Cl. A(1)                            2,400         41,160
-------------------------------------------------------------------------------
Cott Corp.                                                 1,700         27,030
-------------------------------------------------------------------------------
Mondavi, Robert Corp. (The), Cl. A(1)                        100          3,800
                                                                       --------
                                                                         71,990
-------------------------------------------------------------------------------
Broadcasting--0.8%
Crown Media Holdings, Inc., Cl. A(1)                       1,300         14,677
-------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A(1)                                100          1,618
-------------------------------------------------------------------------------
Gaiam, Inc.(1)                                               900         19,620
-------------------------------------------------------------------------------
Insight Communications Co., Inc.(1)                          400          9,664
-------------------------------------------------------------------------------
Pegasus Communications Corp.(1)                            3,300         34,353
-------------------------------------------------------------------------------
Saga Communications, Inc., Cl. A(1)                          900         18,630
-------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A(1)                2,200         21,758
-------------------------------------------------------------------------------
TiVo, Inc.(1)                                              3,700         24,235
                                                                       --------
                                                                        144,555

                   Oppenheimer Main Street Small Cap Fund/VA                 13

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Education--0.2%
DigitalThink, Inc.(1)                                        100       $  1,080
-------------------------------------------------------------------------------
Learning Tree International, Inc.(1)                         600         16,740
-------------------------------------------------------------------------------
PLATO Learning, Inc.(1)                                    1,366         22,689
                                                                       --------
                                                                         40,509
-------------------------------------------------------------------------------
Entertainment--2.4%
3DO Co. (The)(1)                                             300            624
-------------------------------------------------------------------------------
AFC Enterprises, Inc.(1)                                     400         11,356
-------------------------------------------------------------------------------
AMC Entertainment, Inc.(1)                                 3,100         37,200
-------------------------------------------------------------------------------
Applebee's International, Inc.                               300         10,260
-------------------------------------------------------------------------------
Aztar Corp.(1)                                               700         12,810
-------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                        200          4,914
-------------------------------------------------------------------------------
CBRL Group, Inc.                                             700         20,608
-------------------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                           2,500         35,725
-------------------------------------------------------------------------------
IHOP Corp.(1)                                                800         23,440
-------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                 2,100         39,165
-------------------------------------------------------------------------------
LodgeNet Entertainment Corp.(1)                            1,200         20,508
-------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                        2,400         35,592
-------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                           100          4,730
-------------------------------------------------------------------------------
Pixar, Inc.(1)                                             1,000         35,960
-------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                         2,300         47,449
-------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)                        2,200         47,630
-------------------------------------------------------------------------------
Steak n Shake Co. (The)(1)                                 1,400         15,456
-------------------------------------------------------------------------------
THQ, Inc.(1)                                                 100          4,847
-------------------------------------------------------------------------------
Topps Co., Inc. (The)(1)                                   2,700         32,805
                                                                       --------
                                                                        441,079
-------------------------------------------------------------------------------
Food--1.3%
Del Monte Foods Co.(1)                                       300          2,553
-------------------------------------------------------------------------------
Dole Food Co., Inc.                                        1,400         37,562
-------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc.(1)                           2,700         40,635
-------------------------------------------------------------------------------
Green Mountain Coffee, Inc.(1)                             1,100         30,129
-------------------------------------------------------------------------------
J & J Snack Foods Corp.(1)                                   600         14,670
-------------------------------------------------------------------------------
Lance, Inc.                                                2,200         31,438
-------------------------------------------------------------------------------
Nash Finch Co.                                               200          6,220
-------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                           1,800         21,132
-------------------------------------------------------------------------------
NBTY, Inc.(1)                                                400          4,680
-------------------------------------------------------------------------------
Ralcorp Holdings, Inc.(1)                                  1,000         22,700
-------------------------------------------------------------------------------
Sanderson Farms, Inc.                                      1,000         21,350
-------------------------------------------------------------------------------
Tasty Baking Co.                                             200          3,540
-------------------------------------------------------------------------------
Triarc Cos.(1)                                               400          9,720
                                                                       --------
                                                                        246,329

14                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Food & Drug Retailers--0.4%
Duane Reade, Inc.(1)                                         200       $  6,070
-------------------------------------------------------------------------------
Fleming Cos., Inc.                                         1,500         27,750
-------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The)(1)              200          4,756
-------------------------------------------------------------------------------
Spartan Stores, Inc.(1)                                    1,100         13,156
-------------------------------------------------------------------------------
United Natural Foods, Inc.(1)                              1,000         25,000
                                                                       --------
                                                                         76,732
-------------------------------------------------------------------------------
Household Goods--0.7%
Dial Corp. (The)                                           2,100         36,015
-------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                          3,900         34,125
-------------------------------------------------------------------------------
Revlon, Inc., Cl. A(1)                                     3,000         19,980
-------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc.                     1,300         30,875
-------------------------------------------------------------------------------
Tupperware Corp.                                             300          5,775
                                                                       --------
                                                                        126,770
-------------------------------------------------------------------------------
Tobacco--0.3%
DIMON, Inc.                                                3,600         25,920
-------------------------------------------------------------------------------
Standard Commercial Corp.                                  1,500         24,750
                                                                       --------
                                                                         50,670
-------------------------------------------------------------------------------
Energy--6.1%
-------------------------------------------------------------------------------
Energy Services--2.9%
Active Power, Inc.(1)                                      2,600         17,680
-------------------------------------------------------------------------------
Arch Coal, Inc.                                            1,700         38,590
-------------------------------------------------------------------------------
Cal Dive International, Inc.(1)                              600         14,808
-------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                         400         15,664
-------------------------------------------------------------------------------
Core Laboratories NV(1)                                      500          7,010
-------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                        2,600         21,744
-------------------------------------------------------------------------------
Global Industries Ltd.(1)                                  4,000         35,600
-------------------------------------------------------------------------------
Grant Prideco, Inc.(1)                                     4,200         48,300
-------------------------------------------------------------------------------
Grey Wolf, Inc.(1)                                         9,300         27,621
-------------------------------------------------------------------------------
Headwaters, Inc.(1)                                        2,500         28,650
-------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                    1,300         43,394
-------------------------------------------------------------------------------
Horizon Offshore, Inc.(1)                                  1,600         12,064
-------------------------------------------------------------------------------
Lufkin Industries, Inc.                                      400         10,720
-------------------------------------------------------------------------------
Massey Energy Co.                                          1,800         37,314
-------------------------------------------------------------------------------
Meridian Resource Corp. (The)(1)                           1,000          3,990
-------------------------------------------------------------------------------
Oceaneering International, Inc.(1)                           600         13,272
-------------------------------------------------------------------------------
Precision Drilling Corp.(1)                                1,400         36,148
-------------------------------------------------------------------------------
Rowan Cos., Inc.(1)                                          700         13,559
-------------------------------------------------------------------------------
Superior Energy Services, Inc.(1)                          1,500         12,975
-------------------------------------------------------------------------------
Tesco Corp.(1)                                             1,000          8,294
-------------------------------------------------------------------------------
Torch Offshore, Inc.(1)                                      600          3,600
-------------------------------------------------------------------------------
Trican Well Service Ltd.(1)                                3,000         24,995
-------------------------------------------------------------------------------
Trico Marine Services, Inc.(1)                             1,700         12,835
-------------------------------------------------------------------------------
Varco International, Inc.(1)                               1,800         26,964
-------------------------------------------------------------------------------
W-H Energy Services, Inc.(1)                                 900         17,145
                                                                       --------
                                                                        532,936

                   Oppenheimer Main Street Small Cap Fund/VA                 15

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Oil: Domestic--2.1%
Callon Petroleum Co.(1)                                    2,100       $ 14,385
-------------------------------------------------------------------------------
Comstock Resources, Inc.(1)                                  500          3,500
-------------------------------------------------------------------------------
Denbury Resources, Inc.(1)                                 1,700         12,427
-------------------------------------------------------------------------------
Energy Partners Ltd.(1)                                      400          3,020
-------------------------------------------------------------------------------
Frontier Oil Corp.                                         2,600         43,264
-------------------------------------------------------------------------------
Holly Corp.                                                1,400         26,950
-------------------------------------------------------------------------------
KCS Energy, Inc.(1)                                          200            624
-------------------------------------------------------------------------------
OSCA, Inc.(1)                                              1,100         22,935
-------------------------------------------------------------------------------
Pride International, Inc.(1)                               2,600         39,260
-------------------------------------------------------------------------------
Quicksilver Resources, Inc.(1)                             2,000         38,100
-------------------------------------------------------------------------------
Range Resources Corp.(1)                                   1,000          4,550
-------------------------------------------------------------------------------
Seitel, Inc.(1)                                            1,200         16,320
-------------------------------------------------------------------------------
Spinnaker Exploration Co.(1)                                 300         12,348
-------------------------------------------------------------------------------
Sunoco, Inc.                                                 800         29,872
-------------------------------------------------------------------------------
Swift Energy Co.(1)                                        1,200         24,240
-------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                            1,000         49,480
-------------------------------------------------------------------------------
Unit Corp.(1)                                              2,200         28,380
-------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                    1,800         26,010
                                                                       --------
                                                                        395,665
-------------------------------------------------------------------------------
Oil: International--1.1%
Baytex Energy Ltd.(1)                                     10,000         27,376
-------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                               11,000         12,404
-------------------------------------------------------------------------------
Compton Petroleum Corp.(1)                                 8,000         21,049
-------------------------------------------------------------------------------
Meota Resources Corp.(1)                                   9,800         20,137
-------------------------------------------------------------------------------
Paramount Resources Ltd.(1)                                4,000         35,332
-------------------------------------------------------------------------------
Penn West Petroleum Ltd.(1)                                  700         15,523
-------------------------------------------------------------------------------
Purcell Energy Ltd.(1)                                     8,000         16,538
-------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                               1,600         18,743
-------------------------------------------------------------------------------
Ventus Energy Ltd.(1)                                     11,000         20,673
-------------------------------------------------------------------------------
Vermilion Resources Ltd.(1)                                2,000         12,529
                                                                       --------
                                                                        200,304
-------------------------------------------------------------------------------
Financial--14.5%
-------------------------------------------------------------------------------
Banks--7.4%
1st Source Corp.                                           1,500         31,050
-------------------------------------------------------------------------------
American Financial Holdings, Inc.                            400         10,164
-------------------------------------------------------------------------------
American Home Mortgage Holdings, Inc.                      2,300         27,830
-------------------------------------------------------------------------------
Arrow Financial Corp.                                        420         12,260
-------------------------------------------------------------------------------
Astoria Financial Corp.                                    1,400         37,044
-------------------------------------------------------------------------------
BancFirst Corp.                                              300         10,410
-------------------------------------------------------------------------------
Banner Corp.                                                 500          8,455
-------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                      300          6,621
-------------------------------------------------------------------------------
BSB Bancorp, Inc.                                            200          4,742
-------------------------------------------------------------------------------
Citizens Banking Corp.                                       400         13,152

16                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Banks  (continued)
Coastal Bancorp, Inc.                                        700        $20,230
-------------------------------------------------------------------------------
Commercial Federal Corp.                                   1,300         30,550
-------------------------------------------------------------------------------
Community Banks, Inc.                                        400         10,800
-------------------------------------------------------------------------------
Community First Bankshares, Inc.                           1,000         25,690
-------------------------------------------------------------------------------
Connecticut Bancshares, Inc.                                 900         23,265
-------------------------------------------------------------------------------
CVB Financial Corp.                                          300          7,020
-------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                            1,450         40,687
-------------------------------------------------------------------------------
Downey Financial Corp.                                       700         28,875
-------------------------------------------------------------------------------
F.N.B. Corp.                                                 700         18,445
-------------------------------------------------------------------------------
First BanCorp                                                600         17,100
-------------------------------------------------------------------------------
First Commonwealth Financial Corp.                           400          4,608
-------------------------------------------------------------------------------
First Federal Capital Corp.                                  800         12,560
-------------------------------------------------------------------------------
First Financial Bankshares, Inc.                             200          6,020
-------------------------------------------------------------------------------
First Indiana Corp.                                          700         15,337
-------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                  450         13,135
-------------------------------------------------------------------------------
First Place Financial Corp.                                  800         12,600
-------------------------------------------------------------------------------
First Republic Bank(1)                                       400          9,660
-------------------------------------------------------------------------------
First Sentinel Bancorp, Inc.                               3,900         48,828
-------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                      1,200         24,984
-------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                            2,700         45,900
-------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                      2,700         48,033
-------------------------------------------------------------------------------
Hudson United Bancorp                                        100          2,870
-------------------------------------------------------------------------------
Independence Community Bank Corp.                          2,100         47,796
-------------------------------------------------------------------------------
Independent Bank Corp.--Massachusetts                      1,800         38,682
-------------------------------------------------------------------------------
Independent Bank Corp.--Michigan                           1,090         30,302
-------------------------------------------------------------------------------
International Bancshares Corp.                               500         21,075
-------------------------------------------------------------------------------
Irwin Financial Corp.                                        500          8,500
-------------------------------------------------------------------------------
Knight Trading Group, Inc.(1)                                800          8,816
-------------------------------------------------------------------------------
MAF Bancorp, Inc.                                          1,500         44,250
-------------------------------------------------------------------------------
Main Street Banks, Inc.                                      500          8,200
-------------------------------------------------------------------------------
Mississippi Valley Bancshares, Inc.                          800         31,360
-------------------------------------------------------------------------------
NBT Bancorp, Inc.                                            600          8,694
-------------------------------------------------------------------------------
Net.B@nk, Inc.(1)                                            100          1,048
-------------------------------------------------------------------------------
Old Second Bancorp, Inc.                                     200          7,884
-------------------------------------------------------------------------------
Oriental Financial Group, Inc.                               300          5,580
-------------------------------------------------------------------------------
Pacific Northwest Bancorp                                  2,500         51,150
-------------------------------------------------------------------------------
PFF Bancorp, Inc.                                            900         24,840
-------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                2,000         53,980
-------------------------------------------------------------------------------
Provident Financial Group, Inc.                              400         10,512
-------------------------------------------------------------------------------
Quaker City Bancorp, Inc.(1)                                 300          8,955
-------------------------------------------------------------------------------
R & G Financial Corp., Cl. B                               1,800         30,852
-------------------------------------------------------------------------------
Republic Bancorp, Inc.                                       510          7,064
-------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                              1,100         14,839

                   Oppenheimer Main Street Small Cap Fund/VA                 17

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Banks  (continued)
Roslyn Bancorp, Inc.                                       2,550     $   44,625
-------------------------------------------------------------------------------
S&T Bancorp, Inc.                                          1,300         31,564
-------------------------------------------------------------------------------
Sandy Spring Bancorp, Inc.                                 1,500         47,790
-------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida, Cl. A                     500         23,200
-------------------------------------------------------------------------------
Seacoast Financial Services Corp.                          2,300         39,445
-------------------------------------------------------------------------------
Second Bancorp, Inc.                                         700         15,127
-------------------------------------------------------------------------------
South Financial Group, Inc. (The)                          1,200         21,300
-------------------------------------------------------------------------------
St. Francis Capital Corp.                                    600         13,878
-------------------------------------------------------------------------------
Staten Island Bancorp, Inc.                                  700         11,417
-------------------------------------------------------------------------------
Umpqua Holdings Corp.                                        100          1,350
-------------------------------------------------------------------------------
United National Bancorp                                      600         14,406
-------------------------------------------------------------------------------
Waypoint Financial Corp.                                     400          6,032
-------------------------------------------------------------------------------
WesBanco, Inc.                                               400          8,452
                                                                     ----------
                                                                      1,371,890
-------------------------------------------------------------------------------
Diversified Financial--3.0%
Actrade Financial Technologies Ltd.(1)                     1,400         41,230
-------------------------------------------------------------------------------
Affiliated Managers Group, Inc.(1)                           500         35,240
-------------------------------------------------------------------------------
BancFirst Ohio Corp.                                         200          4,830
-------------------------------------------------------------------------------
Centennial Bancorp                                         1,365         10,074
-------------------------------------------------------------------------------
Credit Acceptance Corp.(1)                                 1,100          9,790
-------------------------------------------------------------------------------
DiamondCluster International, Inc., A Shares(1)            2,900         37,990
-------------------------------------------------------------------------------
Doral Financial Corp.                                        900         28,089
-------------------------------------------------------------------------------
eFunds Corp.(1)                                            2,500         34,375
-------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg.(1)           1,100         44,550
-------------------------------------------------------------------------------
Financial Federal Corp.(1)                                   300          9,375
-------------------------------------------------------------------------------
First American Corp. (The)                                 1,000         18,740
-------------------------------------------------------------------------------
Gabelli Asset Management, Inc.(1)                            500         21,600
-------------------------------------------------------------------------------
Global Payments, Inc.                                        600         20,640
-------------------------------------------------------------------------------
IBERIABANK Corp.                                             900         24,948
-------------------------------------------------------------------------------
Interactive Data Corp.                                     2,300         32,522
-------------------------------------------------------------------------------
Jefferies Group, Inc.                                        300         12,693
-------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.(1)                                  100          1,805
-------------------------------------------------------------------------------
Ladenburg Thalmann Financial Services, Inc.(1)               144            125
-------------------------------------------------------------------------------
Medallion Financial Corp.                                    300          2,370
-------------------------------------------------------------------------------
MemberWorks, Inc.(1)                                       2,300         32,223
-------------------------------------------------------------------------------
Metris Cos., Inc.                                          1,600         41,136
-------------------------------------------------------------------------------
Mutual Risk Management Ltd.                                  400          2,920
-------------------------------------------------------------------------------
NCO Group, Inc.(1)                                           900         20,610
-------------------------------------------------------------------------------
Realty Income Corp.                                          100          2,940
-------------------------------------------------------------------------------
Resource Bancshares Mortgage Group, Inc.                   3,800         43,548
-------------------------------------------------------------------------------
Student Loan Corp. (The)                                     100          8,060
-------------------------------------------------------------------------------
Trammell Crow Co.(1)                                         300          3,510

18                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Diversified Financial  (continued)
WFS Financial, Inc.                                          400       $  9,604
-------------------------------------------------------------------------------
World Acceptance Corp.(1)                                    300          2,190
-------------------------------------------------------------------------------
Zenith National Insurance Corp.                              200          5,588
                                                                       --------
                                                                        563,315
-------------------------------------------------------------------------------
Insurance--1.8%
Alfa Corp.                                                   600         13,464
-------------------------------------------------------------------------------
AmerUs Group Co.                                           1,100         39,424
-------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                   600         22,614
-------------------------------------------------------------------------------
Fremont General Corp.                                      5,100         39,882
-------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                          1,100         31,570
-------------------------------------------------------------------------------
Ohio Casualty Corp.(1)                                     2,400         38,520
-------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co.(1)                     600         22,626
-------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)(1)                                  400          7,400
-------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                           400         13,312
-------------------------------------------------------------------------------
Stewart Information Services Corp.(1)                        800         15,800
-------------------------------------------------------------------------------
Trenwick Group Ltd.                                        3,300         33,561
-------------------------------------------------------------------------------
UICI(1)                                                    1,700         22,950
-------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                4,600         36,800
                                                                       --------
                                                                        337,923
-------------------------------------------------------------------------------
Real Estate Investment Trusts--0.2%
Indymac Mortgage Holdings, Inc.(1)                         1,300         30,394
-------------------------------------------------------------------------------
Redwood Trust, Inc.                                          100          2,423
                                                                       --------
                                                                         32,817
-------------------------------------------------------------------------------
Savings & Loans--2.1%
BankAtlantic Bancorp, Inc.                                 2,100         19,278
-------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A(1)                       1,700         25,245
-------------------------------------------------------------------------------
Bay View Capital Corp.(1)                                  2,200         16,126
-------------------------------------------------------------------------------
CFS Bancorp, Inc.                                          1,000         14,350
-------------------------------------------------------------------------------
Commonwealth Bancorp, Inc.                                 1,300         28,795
-------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                  2,416         38,584
-------------------------------------------------------------------------------
First Essex Bancorp, Inc.                                    500         14,090
-------------------------------------------------------------------------------
First Financial Holdings, Inc.                             1,400         33,838
-------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                        1,300         21,879
-------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                     1,650         33,215
-------------------------------------------------------------------------------
Flushing Financial Corp.                                   1,050         18,690
-------------------------------------------------------------------------------
Hudson River Bancorp, Inc.                                   800         17,520
-------------------------------------------------------------------------------
Local Financial Corp.(1)                                   1,600         22,384
-------------------------------------------------------------------------------
PennFed Financial Services, Inc.                             300          7,446
-------------------------------------------------------------------------------
Port Financial Corp.                                         600         15,642
-------------------------------------------------------------------------------
Troy Financial Corp.                                         800         19,840
-------------------------------------------------------------------------------
Webster Financial Corp.                                    1,200         37,836
-------------------------------------------------------------------------------
WSFS Financial Corp.                                         400          6,940
                                                                       --------
                                                                        391,698

                   Oppenheimer Main Street Small Cap Fund/VA                 19

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Healthcare--13.0%
-------------------------------------------------------------------------------
Healthcare/Drugs--6.8%
Aclara Biosciences, Inc.(1)                                1,200        $ 6,084
-------------------------------------------------------------------------------
Advanced Tissue Sciences, Inc., Cl. A(1)                     200            872
-------------------------------------------------------------------------------
Alkermes, Inc.(1)                                            500         13,180
-------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(1)                 1,500         31,035
-------------------------------------------------------------------------------
AMERIGROUP Corp.(1)                                          900         19,620
-------------------------------------------------------------------------------
AMN Healthcare Services, Inc.(1)                             700         19,180
-------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(1)                             1,500         18,045
-------------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(1)                             1,100          5,863
-------------------------------------------------------------------------------
Array BioPharma, Inc.(1)                                   1,200         17,832
-------------------------------------------------------------------------------
Atrix Laboratories, Inc.(1)                                  900         18,549
-------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc.(1)                             500          6,720
-------------------------------------------------------------------------------
BioTechnology General Corp.(1)                             1,700         13,991
-------------------------------------------------------------------------------
Bruker AXS, Inc.(1)                                        1,600         10,464
-------------------------------------------------------------------------------
CIMA Labs, Inc.(1)                                           500         18,075
-------------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(1)                                300          2,400
-------------------------------------------------------------------------------
COR Therapeutics, Inc.(1)                                    900         21,537
-------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(1)                              300         10,788
-------------------------------------------------------------------------------
CV Therapeutics, Inc.(1)                                     400         20,808
-------------------------------------------------------------------------------
Cygnus, Inc.(1)                                              100            525
-------------------------------------------------------------------------------
deCODE genetics, Inc.(1)                                   2,400         23,520
-------------------------------------------------------------------------------
Diagnostic Products Corp.                                    100          4,395
-------------------------------------------------------------------------------
Exelixis, Inc.(1)                                          1,800         29,916
-------------------------------------------------------------------------------
Genta, Inc.(1)                                             1,900         27,037
-------------------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                               1,400          8,148
-------------------------------------------------------------------------------
Hyseq, Inc.(1)                                               600          4,632
-------------------------------------------------------------------------------
Idexx Laboratories, Inc.(1)                                  900         25,659
-------------------------------------------------------------------------------
ILEX Oncology, Inc.(1)                                       600         16,224
-------------------------------------------------------------------------------
Impax Laboratories, Inc.(1)                                2,500         33,600
-------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(1)                            1,500         29,160
-------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.(1)                     1,000         26,340
-------------------------------------------------------------------------------
Interneuron Pharmaceuticals, Inc.(1)                         800          8,872
-------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(1)                              1,900         42,161
-------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A(1)                             300          8,850
-------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(1)                               1,000         34,600
-------------------------------------------------------------------------------
LabOne, Inc.(1)                                              700         10,780
-------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B(1)                     1,600         28,640
-------------------------------------------------------------------------------
Lumenis Ltd.(1)                                            1,700         33,490
-------------------------------------------------------------------------------
Luminex Corp.(1)                                             100          1,696
-------------------------------------------------------------------------------
Martek Biosciences Corp.(1)                                  500         10,875
-------------------------------------------------------------------------------
Matria Healthcare, Inc.(1)                                   100          3,463
-------------------------------------------------------------------------------
Medicines Co. (The)(1)                                       500          5,795

20                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Healthcare/Drugs  (continued)
Merit Medical Systems, Inc.(1)                               700     $   13,076
-------------------------------------------------------------------------------
MGI Pharma, Inc.(1)                                          900         13,752
-------------------------------------------------------------------------------
MIM Corp.(1)                                               3,300         58,740
-------------------------------------------------------------------------------
Myriad Genetics, Inc.(1)                                     500         26,320
-------------------------------------------------------------------------------
Nabi(1)                                                      700          7,224
-------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(1)                                 200          7,660
-------------------------------------------------------------------------------
OraSure Technologies, Inc.(1)                                900         10,935
-------------------------------------------------------------------------------
Orchid Biosciences, Inc.(1)                                3,000         16,500
-------------------------------------------------------------------------------
Organogenesis, Inc.(1)                                       700          3,360
-------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(1)                                 200          9,148
-------------------------------------------------------------------------------
PDI, Inc.(1)                                                 700         15,624
-------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.(1)                             1,200         24,060
-------------------------------------------------------------------------------
Sangamo BioSciences, Inc.(1)                                 900          8,406
-------------------------------------------------------------------------------
SangStat Medical Corp.(1)                                  1,900         37,316
-------------------------------------------------------------------------------
Scios-Nova, Inc.(1)                                          500         11,885
-------------------------------------------------------------------------------
Sequenom, Inc.(1)                                          3,100         33,077
-------------------------------------------------------------------------------
Serologicals Corp.(1)                                      2,200         47,300
-------------------------------------------------------------------------------
Sicor, Inc.(1)                                             1,900         29,792
-------------------------------------------------------------------------------
Syncor International Corp.(1)                                200          5,728
-------------------------------------------------------------------------------
Trimeris, Inc.(1)                                            400         17,988
-------------------------------------------------------------------------------
Trizetto Group, Inc.(1)                                      100          1,312
-------------------------------------------------------------------------------
Tularik, Inc.(1)                                             500         12,010
-------------------------------------------------------------------------------
U.S. Physical Therapy, Inc.(1)                             3,000         48,480
-------------------------------------------------------------------------------
V.I. Technologies, Inc.(1)                                 2,400         16,680
-------------------------------------------------------------------------------
Vector Group Ltd.                                            415         13,633
-------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)                             600         13,572
-------------------------------------------------------------------------------
ViroPharma, Inc.(1)                                          800         18,360
-------------------------------------------------------------------------------
VitalWorks, Inc.(1)                                        2,300         12,995
-------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                           600         15,960
-------------------------------------------------------------------------------
XOMA Ltd.(1)                                               4,100         40,385
                                                                     ----------
                                                                      1,264,699
-------------------------------------------------------------------------------
Healthcare/Supplies & Services--6.2%
Accredo Health, Inc.(1)                                      150          5,955
-------------------------------------------------------------------------------
Alliance Imaging, Inc.(1)                                    900         10,980
-------------------------------------------------------------------------------
American Healthways, Inc.(1)                               1,150         36,731
-------------------------------------------------------------------------------
Beverly Enterprises, Inc.(1)                               4,900         42,140
-------------------------------------------------------------------------------
Bioject Medical Technologies, Inc.(1)                        100          1,259
-------------------------------------------------------------------------------
Cantel Medical Corp.                                       1,200         22,908
-------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                       2,000         32,620
-------------------------------------------------------------------------------
Centene Corp.(1)                                             500         10,975
-------------------------------------------------------------------------------
Conceptus, Inc.                                              600         14,160
-------------------------------------------------------------------------------
CONMED Corp.(1)                                            1,100         21,956

                   Oppenheimer Main Street Small Cap Fund/VA                 21

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Healthcare/Supplies & Services  (continued)
CorVel Corp.(1)                                            1,200     $   39,300
-------------------------------------------------------------------------------
Covance, Inc.(1)                                           1,800         40,860
-------------------------------------------------------------------------------
D&K Healthcare Resources, Inc.                               700         39,865
-------------------------------------------------------------------------------
DaVita, Inc.(1)                                              800         19,560
-------------------------------------------------------------------------------
Dynacare, Inc.(1)                                          1,800         30,402
-------------------------------------------------------------------------------
Dynacq International, Inc.(1)                              1,400         31,178
-------------------------------------------------------------------------------
Endocare, Inc.(1)                                            600         10,758
-------------------------------------------------------------------------------
Fischer Imaging Corp.(1)                                   1,800         21,672
-------------------------------------------------------------------------------
Gene Logic, Inc.(1)                                        1,400         26,376
-------------------------------------------------------------------------------
Gentiva Health Services, Inc.(1)                             300          6,585
-------------------------------------------------------------------------------
Haemonetics Corp.(1)                                         700         23,744
-------------------------------------------------------------------------------
ICU Medical, Inc.(1)                                         400         17,800
-------------------------------------------------------------------------------
INAMED Corp.(1)                                              400         12,028
-------------------------------------------------------------------------------
Kensey Nash Corp.(1)                                         800         14,400
-------------------------------------------------------------------------------
Ladish Co., Inc.(1)                                        2,600         28,392
-------------------------------------------------------------------------------
Landauer, Inc.                                               800         27,080
-------------------------------------------------------------------------------
Manor Care, Inc.(1)                                        1,800         42,678
-------------------------------------------------------------------------------
Med-Design Corp. (The)(1)                                    200          3,940
-------------------------------------------------------------------------------
MedCath Corp.(1)                                             500          8,390
-------------------------------------------------------------------------------
Medical Action Industries, Inc.(1)                         1,900         29,450
-------------------------------------------------------------------------------
Mentor Corp.                                                 200          5,712
-------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(1)                     1,600         36,320
-------------------------------------------------------------------------------
Mine Safety Applicances Co.                                  300         12,045
-------------------------------------------------------------------------------
NaPro BioTherapeutics, Inc.(1)                               300          3,420
-------------------------------------------------------------------------------
Novoste Corp.(1)                                             200          1,748
-------------------------------------------------------------------------------
Ocular Sciences, Inc.(1)                                   1,600         37,280
-------------------------------------------------------------------------------
Option Care, Inc.(1)                                       1,800         35,190
-------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                                 900         27,126
-------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(1)                         1,000         16,000
-------------------------------------------------------------------------------
PSS World Medical, Inc.(1)                                 4,800         39,168
-------------------------------------------------------------------------------
Schein (Henry), Inc.(1)                                      400         14,812
-------------------------------------------------------------------------------
Sierra Health Services, Inc.(1)                            4,200         34,020
-------------------------------------------------------------------------------
Sola International, Inc.(1)                                2,500         48,500
-------------------------------------------------------------------------------
SRI/Surgical Express, Inc.(1)                                400          6,400
-------------------------------------------------------------------------------
Steris Corp.(1)                                            1,700         31,059
-------------------------------------------------------------------------------
Sunrise Assisted Living, Inc.(1)                             300          8,733
-------------------------------------------------------------------------------
Theragenics Corp.(1)                                       2,600         25,636
-------------------------------------------------------------------------------
Triad Hospitals, Inc.(1)                                     700         20,545
-------------------------------------------------------------------------------
Unilab Corp.(1)                                              400         10,040
-------------------------------------------------------------------------------
United Surgical Partners International, Inc.(1)            1,200         25,380
-------------------------------------------------------------------------------
Urologix, Inc.(1)                                          1,000         20,050
-------------------------------------------------------------------------------
VISX, Inc.(1)                                              1,200         15,900
                                                                     ----------
                                                                      1,149,226

22                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Technology--21.2%
-------------------------------------------------------------------------------
Computer Hardware--2.9%
Adaptec, Inc.(1)                                           2,100       $ 30,450
-------------------------------------------------------------------------------
Avid Technology, Inc.(1)                                     100          1,215
-------------------------------------------------------------------------------
Bell Microproducts, Inc.(1)                                  100          1,262
-------------------------------------------------------------------------------
Echelon Corp.(1)                                           2,000         28,320
-------------------------------------------------------------------------------
EMCORE Corp.(1)                                              600          8,070
-------------------------------------------------------------------------------
Gerber Scientific, Inc.                                      600          5,580
-------------------------------------------------------------------------------
Handspring, Inc.(1)                                        6,200         41,788
-------------------------------------------------------------------------------
Imation Corp.(1)                                             600         12,948
-------------------------------------------------------------------------------
Integral Systems, Inc.(1)                                    200          3,850
-------------------------------------------------------------------------------
Intergraph Corp.(1)                                        3,000         41,220
-------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                     600         14,142
-------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                            600         23,466
-------------------------------------------------------------------------------
Microtune, Inc.(1)                                         1,800         42,228
-------------------------------------------------------------------------------
MTS Systems Corp.                                          2,700         27,297
-------------------------------------------------------------------------------
Nassda Corp.(1)                                              300          6,747
-------------------------------------------------------------------------------
Netsolve, Inc.(1)                                          3,300         34,650
-------------------------------------------------------------------------------
Optimal Robotics Corp.(1)                                  1,200         42,540
-------------------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                                  1,200          9,528
-------------------------------------------------------------------------------
Quantum Corp.-DLT & Storage Systems Group(1)               3,000         29,550
-------------------------------------------------------------------------------
Radiant Systems, Inc.(1)                                     200          2,300
-------------------------------------------------------------------------------
Read-Rite Corp.(1)                                         5,600         37,016
-------------------------------------------------------------------------------
Silicon Graphics, Inc.(1)                                 16,800         35,280
-------------------------------------------------------------------------------
Storage Technology Corp.(1)                                1,000         20,670
-------------------------------------------------------------------------------
Stratos Lightwave, Inc.(1)                                 5,100         31,365
-------------------------------------------------------------------------------
Synplicity, Inc.(1)                                          400          5,396
                                                                       --------
                                                                        536,878
-------------------------------------------------------------------------------
Computer Services--3.3%
American Management Systems, Inc.(1)                         700         12,656
-------------------------------------------------------------------------------
Art Technology Group, Inc.(1)                              9,000         31,320
-------------------------------------------------------------------------------
Blue Martini Software, Inc.(1)                             5,900         17,759
-------------------------------------------------------------------------------
C-COR.net Corp.(1)                                           100          1,457
-------------------------------------------------------------------------------
Centillium Communications, Inc.(1)                         4,800         37,728
-------------------------------------------------------------------------------
Crossroads Systems, Inc.(1)                                2,000          8,980
-------------------------------------------------------------------------------
Digex, Inc.                                                4,700         14,053
-------------------------------------------------------------------------------
Docent, Inc.(1)                                            1,000          3,170
-------------------------------------------------------------------------------
FactSet Research Systems, Inc.                               600         20,970
-------------------------------------------------------------------------------
FalconStor Software, Inc.(1)                                 300          2,718
-------------------------------------------------------------------------------
First Consulting Group, Inc.(1)                            2,100         32,865
-------------------------------------------------------------------------------
Foundry Networks, Inc.(1)                                  3,600         29,340

                   Oppenheimer Main Street Small Cap Fund/VA                 23

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Computer Services  (continued)
HomeStore.com, Inc.(1)                                     3,500       $ 10,080
-------------------------------------------------------------------------------
I-many, Inc.(1)                                            3,300         31,845
-------------------------------------------------------------------------------
Kronos, Inc.(1)                                              450         21,771
-------------------------------------------------------------------------------
LogicVision, Inc.(1)                                       1,700         21,675
-------------------------------------------------------------------------------
MedQuist, Inc.(1)                                            100          2,925
-------------------------------------------------------------------------------
Moldflow Corp.(1)                                            300          4,296
-------------------------------------------------------------------------------
Multilink Technology Corp.(1)                              1,000          6,480
-------------------------------------------------------------------------------
Neoforma, Inc.(1)                                          1,100         32,065
-------------------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                              300          6,639
-------------------------------------------------------------------------------
Openwave Systems, Inc.(1)                                  3,100         30,349
-------------------------------------------------------------------------------
Overture Services, Inc.(1)                                 1,100         38,973
-------------------------------------------------------------------------------
Priceline.com, Inc.(1)                                     1,400          8,148
-------------------------------------------------------------------------------
Sonus Networks, Inc.(1)                                    6,400         29,568
-------------------------------------------------------------------------------
Stamps.com, Inc.(1)                                        2,200          7,876
-------------------------------------------------------------------------------
Tier Technologies, Inc., Cl. B(1)                          1,400         30,184
-------------------------------------------------------------------------------
Tripos, Inc.(1)                                            2,000         38,200
-------------------------------------------------------------------------------
VerticalNet, Inc.(1)                                       6,000          8,400
-------------------------------------------------------------------------------
WatchGuard Technologies, Inc.(1)                             600          3,906
-------------------------------------------------------------------------------
Websense, Inc.(1)                                          2,300         73,761
                                                                       --------
                                                                        620,157
-------------------------------------------------------------------------------
Computer Software--7.2%
Acclaim Entertainment, Inc.(1)                             5,700         30,210
-------------------------------------------------------------------------------
Actuate Corp.(1)                                           4,100         21,607
-------------------------------------------------------------------------------
Ansoft Corp.(1)                                            3,200         46,720
-------------------------------------------------------------------------------
ANSYS, Inc.(1)                                             1,900         46,835
-------------------------------------------------------------------------------
AsiaInfo Holdings, Inc.(1)                                 1,100         19,162
-------------------------------------------------------------------------------
Avant! Corp.(1)                                            1,600         32,784
-------------------------------------------------------------------------------
Axcelis Technologies, Inc.(1)                              3,600         46,404
-------------------------------------------------------------------------------
Borland Software Corp.(1)                                  2,000         31,320
-------------------------------------------------------------------------------
CacheFlow, Inc.(1)                                         7,800         20,904
-------------------------------------------------------------------------------
Catapult Communications Corp.(1)                           1,900         49,514
-------------------------------------------------------------------------------
Centra Software, Inc.(1)                                     300          2,400
-------------------------------------------------------------------------------
Concord Communications, Inc.(1)                              100          2,065
-------------------------------------------------------------------------------
Covad Communications Group, Inc.(1)                        9,000         25,740
-------------------------------------------------------------------------------
Descartes Systems Group, Inc. (The)(1)                     1,300          9,685
-------------------------------------------------------------------------------
Digital River, Inc.(1)                                       800         12,736
-------------------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)                            200          4,840
-------------------------------------------------------------------------------
EPIQ Systems, Inc.(1)                                      1,950         37,733
-------------------------------------------------------------------------------
FileNet Corp.(1)                                             700         14,203
-------------------------------------------------------------------------------
HPL Technologies, Inc.(1)                                  2,200         39,270
-------------------------------------------------------------------------------
Hyperion Solutions Corp.(1)                                1,800         35,748

24                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Computer Software  (continued)
IDX Systems Corp.(1)                                       1,400     $   18,214
-------------------------------------------------------------------------------
Information Resources, Inc.(1)                               500          4,150
-------------------------------------------------------------------------------
Innodata Corp.(1)                                          4,800         14,256
-------------------------------------------------------------------------------
Kana Software, Inc.(1)                                       320          6,227
-------------------------------------------------------------------------------
MatrixOne, Inc.(1)                                         3,500         45,465
-------------------------------------------------------------------------------
McAfee.com Corp.(1)                                          600         20,346
-------------------------------------------------------------------------------
McDATA Corp., Cl. B(1)                                     1,500         37,665
-------------------------------------------------------------------------------
MetaSolv, Inc.(1)                                          1,600         12,575
-------------------------------------------------------------------------------
Micromuse, Inc.(1)                                         2,600         39,000
-------------------------------------------------------------------------------
MicroStrategy, Inc.(1)                                     3,900         15,015
-------------------------------------------------------------------------------
MSC. Software Corp.(1)                                     2,100         32,760
-------------------------------------------------------------------------------
Nuance Communications, Inc.(1)                             4,000         36,400
-------------------------------------------------------------------------------
Numerical Technologies, Inc.(1)                            2,300         80,960
-------------------------------------------------------------------------------
ONYX Software Corp.(1)                                     1,200          4,680
-------------------------------------------------------------------------------
Open Text Corp.(1)                                         1,300         38,428
-------------------------------------------------------------------------------
PEC Solutions, Inc.(1)                                       700         26,327
-------------------------------------------------------------------------------
Portal Software, Inc.(1)                                   1,200          2,496
-------------------------------------------------------------------------------
Pumatech, Inc.(1)                                          3,000          7,740
-------------------------------------------------------------------------------
Register.com, Inc.(1)                                      1,600         18,400
-------------------------------------------------------------------------------
Renaissance Learning, Inc.(1)                                600         18,282
-------------------------------------------------------------------------------
Retek, Inc.(1)                                               700         20,909
-------------------------------------------------------------------------------
Roxio, Inc.(1)                                             2,800         46,340
-------------------------------------------------------------------------------
RSA Security, Inc.(1)                                      1,200         20,952
-------------------------------------------------------------------------------
Saba Software, Inc.(1)                                       300          1,566
-------------------------------------------------------------------------------
Schawk, Inc.                                               1,000         11,000
-------------------------------------------------------------------------------
SeeBeyond Technology Corp.(1)                                400          3,880
-------------------------------------------------------------------------------
Selectica, Inc.(1)                                         1,600          9,680
-------------------------------------------------------------------------------
SERENA Software, Inc.(1)                                   1,300         28,262
-------------------------------------------------------------------------------
SilverStream Software, Inc.(1)                             1,100          7,491
-------------------------------------------------------------------------------
StorageNetworks, Inc.(1)                                   6,400         39,552
-------------------------------------------------------------------------------
Support.com, Inc.(1)                                       2,000         12,540
-------------------------------------------------------------------------------
Sybase, Inc.(1)                                            2,600         40,976
-------------------------------------------------------------------------------
Syntel, Inc.(1)                                              800         10,344
-------------------------------------------------------------------------------
Tumbleweed Communications Corp.(1)                         1,100          6,534
-------------------------------------------------------------------------------
Ulticom, Inc.(1)                                           1,900         19,114
-------------------------------------------------------------------------------
VA Software Corp.(1)                                       1,200          2,940
-------------------------------------------------------------------------------
Vastera, Inc.(1)                                             100          1,661
-------------------------------------------------------------------------------
Verity, Inc.(1)                                            1,800         36,450
-------------------------------------------------------------------------------
Visual Networks, Inc.(1)                                   3,600         16,632
                                                                     ----------
                                                                      1,346,089

                   Oppenheimer Main Street Small Cap Fund/VA                 25

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Communications Equipment--2.9%
Acterna Corp.(1)                                           3,400       $ 13,430
-------------------------------------------------------------------------------
Allen Telecom, Inc.(1)                                       600          5,100
-------------------------------------------------------------------------------
Aspect Communications Corp.(1)                               400          1,552
-------------------------------------------------------------------------------
Audiovox Corp., Cl. A(1)                                     800          5,968
-------------------------------------------------------------------------------
Avanex Corp.(1)                                            7,400         43,660
-------------------------------------------------------------------------------
Avici Systems, Inc.(1)                                     9,300         27,063
-------------------------------------------------------------------------------
Cable Design Technologies Corp.(1)                           200          2,736
-------------------------------------------------------------------------------
Concurrent Computer Corp.(1)                                 600          8,910
-------------------------------------------------------------------------------
Cosine Communications, Inc.(1)                             3,000          4,650
-------------------------------------------------------------------------------
Ditech Communications Corp.(1)                               100            602
-------------------------------------------------------------------------------
ESCO Technologies, Inc.(1)                                   700         24,143
-------------------------------------------------------------------------------
Gentner Communications Corp.(1)                            1,700         28,356
-------------------------------------------------------------------------------
Genuity, Inc.(1)                                           6,400         10,112
-------------------------------------------------------------------------------
Harmonic, Inc.(1)                                          3,300         39,666
-------------------------------------------------------------------------------
Inrange Technologies Corp., Cl. B(1)                       1,000         12,350
-------------------------------------------------------------------------------
InteliData Technologies Corp.(1)                           1,500          4,245
-------------------------------------------------------------------------------
Inter-Tel, Inc.                                            1,100         21,142
-------------------------------------------------------------------------------
LeCroy Corp.(1)                                            1,800         32,760
-------------------------------------------------------------------------------
Netopia, Inc.(1)                                           1,200          6,660
-------------------------------------------------------------------------------
Netro Corp.(1)                                             1,400          5,138
-------------------------------------------------------------------------------
New Focus, Inc.(1)                                         6,700         25,527
-------------------------------------------------------------------------------
NICE Systems Ltd., Sponsored ADR(1)                          900         14,689
-------------------------------------------------------------------------------
NMS Communications Corp.(1)                                3,200         15,424
-------------------------------------------------------------------------------
NYFIX, Inc.(1)                                               300          6,006
-------------------------------------------------------------------------------
Oplink Communications, Inc.(1)                             5,500         10,368
-------------------------------------------------------------------------------
Performance Technologies, Inc.(1)                            300          3,996
-------------------------------------------------------------------------------
Plantronics, Inc.(1)                                         600         15,384
-------------------------------------------------------------------------------
Sirenza Microdevices, Inc.(1)                                100            609
-------------------------------------------------------------------------------
SpectraLink Corp.(1)                                         900         15,417
-------------------------------------------------------------------------------
SpeechWorks International, Inc.(1)                         3,500         39,375
-------------------------------------------------------------------------------
Tellium, Inc.(1)                                           6,200         38,626
-------------------------------------------------------------------------------
Universal Access Global Holdings, Inc.(1)                  3,800         17,822
-------------------------------------------------------------------------------
UTStarcom, Inc.(1)                                         1,100         31,350
                                                                       --------
                                                                        532,836
-------------------------------------------------------------------------------
Electronics--4.7%
ANADIGICS, Inc.(1)                                           800         12,200
-------------------------------------------------------------------------------
Anaren Microwave, Inc.(1)                                    100          1,732
-------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A(1)                         600         37,980
-------------------------------------------------------------------------------
Caliper Technologies Corp.(1)                              1,500         23,415
-------------------------------------------------------------------------------
Checkpoint Systems, Inc.(1)                                2,600         34,840

26                 Oppenheimer Main Street Small Cap Fund/VA

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Electronics  (continued)
Cholestech Corp.(1)                                          300       $  5,943
-------------------------------------------------------------------------------
Cognex Corp.(1)                                              800         20,488
-------------------------------------------------------------------------------
Cymer, Inc.(1)                                               900         24,057
-------------------------------------------------------------------------------
DDi Corp.(1)                                                 200          1,968
-------------------------------------------------------------------------------
EDO Corp.                                                    500         13,225
-------------------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)                       300          9,003
-------------------------------------------------------------------------------
Engineered Support Systems, Inc.                             800         27,368
-------------------------------------------------------------------------------
FEI Co.(1)                                                 1,600         50,416
-------------------------------------------------------------------------------
FLIR Systems, Inc.(1)                                      1,000         37,920
-------------------------------------------------------------------------------
hi/fn, inc.(1)                                             1,100         15,917
-------------------------------------------------------------------------------
Identix, Inc.(1)                                           1,400         20,426
-------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(1)                        1,500         33,885
-------------------------------------------------------------------------------
Integrated Silicon Solution, Inc.(1)                       1,800         22,032
-------------------------------------------------------------------------------
InterTAN, Inc.(1)                                            900         11,304
-------------------------------------------------------------------------------
Intuitive Surgical, Inc.(1)                                  600          6,018
-------------------------------------------------------------------------------
Itron, Inc.(1)                                               900         27,270
-------------------------------------------------------------------------------
Keithley Instruments, Inc.                                 1,400         23,660
-------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(1)                           900          3,195
-------------------------------------------------------------------------------
Merix Corp.(1)                                             1,500         25,875
-------------------------------------------------------------------------------
Micro General Corp.                                        1,400         19,194
-------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A(1)                          2,600         22,464
-------------------------------------------------------------------------------
Monolithic System Technology, Inc.(1)                      2,600         53,560
-------------------------------------------------------------------------------
Nanometrics, Inc.(1)                                         300          5,820
-------------------------------------------------------------------------------
PDF Solutions, Inc.(1)                                       800         16,800
-------------------------------------------------------------------------------
Pericom Semiconductor Corp.(1)                               900         13,050
-------------------------------------------------------------------------------
Pioneer-Standard Electronics, Inc.                           100          1,270
-------------------------------------------------------------------------------
Possis Medical, Inc.(1)                                    1,500         26,130
-------------------------------------------------------------------------------
Proxim, Inc.(1)                                              500          4,960
-------------------------------------------------------------------------------
Rambus, Inc.(1)                                            4,800         38,352
-------------------------------------------------------------------------------
Sage, Inc.(1)                                              1,900         70,433
-------------------------------------------------------------------------------
SBS Technologies, Inc.(1)                                    400          5,828
-------------------------------------------------------------------------------
Silicon Image, Inc.(1)                                       500          1,880
-------------------------------------------------------------------------------
Transmeta Corp.(1)                                         3,300          7,557
-------------------------------------------------------------------------------
TranSwitch Corp.(1)                                        1,500          6,750
-------------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(1)                            3,400         41,684
-------------------------------------------------------------------------------
TTM Technologies, Inc.(1)                                    700          7,084
-------------------------------------------------------------------------------
Ultratech Stepper, Inc.(1)                                 1,900         31,388
-------------------------------------------------------------------------------
Vasomedical, Inc.(1)                                         200            740
-------------------------------------------------------------------------------
White Electronic Designs Corp.(1)                            300          1,845
                                                                       --------
                                                                        866,926

                   Oppenheimer Main Street Small Cap Fund/VA                 27

                                                                   Market Value
                                                           Shares  See Note 1
-------------------------------------------------------------------------------
Photography--0.2%
Ikon Office Solutions, Inc.                                2,900       $ 33,901
-------------------------------------------------------------------------------
Transportation--1.9%
-------------------------------------------------------------------------------
Air Transportation--0.5%
AirTran Holdings, Inc.(1)                                  3,200         21,120
-------------------------------------------------------------------------------
America West Holdings Corp., Cl. B(1)                      6,400         22,400
-------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B(1)                         700         18,347
-------------------------------------------------------------------------------
Mesa Air Group, Inc.(1)                                      300          2,256
-------------------------------------------------------------------------------
Offshore Logistics, Inc.(1)                                  300          5,328
-------------------------------------------------------------------------------
US Airways Group, Inc.(1)                                  5,100         32,334
                                                                       --------
                                                                        101,785
-------------------------------------------------------------------------------
Railroads & Truckers--0.7%
Genesee & Wyoming, Inc., Cl. A(1)                          1,400         45,710
-------------------------------------------------------------------------------
Heartland Express, Inc.(1)                                   800         22,216
-------------------------------------------------------------------------------
Landstar System, Inc.(1)                                     200         14,502
-------------------------------------------------------------------------------
Navistar International Corp.                                 500         19,750
-------------------------------------------------------------------------------
RailAmerica, Inc.(1)                                       1,800         26,028
-------------------------------------------------------------------------------
Werner Enterprises, Inc.                                     500         12,150
                                                                       --------
                                                                        140,356
-------------------------------------------------------------------------------
Shipping--0.7%
Alexander & Baldwin, Inc.                                    100          2,670
-------------------------------------------------------------------------------
Kirby Corp.(1)                                             1,200         33,060
-------------------------------------------------------------------------------
Nordic American Tanker Shipping Ltd.                         100          1,385
-------------------------------------------------------------------------------
OMI Corp.(1)                                               7,600         30,248
-------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                           1,600         36,000
-------------------------------------------------------------------------------
Stelmar Shipping Ltd.(1)                                   2,000         32,500
                                                                       --------
                                                                        135,863
-------------------------------------------------------------------------------
Utilities--1.7%
-------------------------------------------------------------------------------
Electric Utilities--1.1%
Avista Corp.                                               2,100         27,846
-------------------------------------------------------------------------------
Black Hills Corp.                                          1,200         40,608
-------------------------------------------------------------------------------
Covanta Energy Corp.(1)                                    2,500         11,300
-------------------------------------------------------------------------------
DQE, Inc.                                                    400          7,572
-------------------------------------------------------------------------------
El Paso Electric Co.(1)                                      800         11,600
-------------------------------------------------------------------------------
Montana Power Co.(1)                                       4,600         26,450
-------------------------------------------------------------------------------
New Jersey Resources Corp.                                   200          9,360
-------------------------------------------------------------------------------
PNM Resources, Inc.                                          400         11,180
-------------------------------------------------------------------------------
South Jersey Industries, Inc.                                500         16,300
-------------------------------------------------------------------------------
UniSource Energy Corp.                                     2,500         45,475
                                                                       --------
                                                                        207,691

28                 Oppenheimer Main Street Small Cap Fund/VA

                                                                                              Market Value
                                                                                   Shares     See Note 1
----------------------------------------------------------------------------------------------------------
Gas Utilities--0.6%
Cascade Natural Gas Corp.                                                               500    $    11,025
----------------------------------------------------------------------------------------------------------
Southwestern Energy Co.(1)                                                              400          4,160
----------------------------------------------------------------------------------------------------------
UGI Corp.                                                                             1,100         33,220
----------------------------------------------------------------------------------------------------------
Western Gas Resources, Inc.                                                           2,000         64,640
                                                                                               -----------
                                                                                                   113,045
                                                                                               -----------
Total Common Stocks (Cost $16,943,299)                                                          18,454,747
==========================================================================================================
Preferred Stocks--0.0%
----------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B(Cost $3,322)                                                     250          2,775

                                                                                   Principal
                                                                                   Amount
==========================================================================================================
Repurchase Agreements--4.1%
----------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 1.45%, dated 12/31/01, to be repurchased at $753,061 on 1/2/02, collateralized by U.S. Treasury Nts.,
4.75%-7.875%, 2/28/02-11/15/08, with a value of $365,257 and U.S. Treasury Bonds,
7.25%-11.125%, 8/15/03-5/15/16, with a value of $403,765 (Cost $753,000)           $753,000        753,000
----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $17,699,621)                                        103.2%    19,210,522
----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                  (3.2)      (588,430)
                                                                                   --------    -----------
Net Assets                                                                            100.0%   $18,622,092
                                                                                   ========    ===========

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

                   Oppenheimer Main Street Small Cap Fund/VA                 29

Statement of Assets and Liabilities  December 31, 2001

==========================================================================================================
Assets
Investments, at value (cost $17,699,621)--see accompanying statement                           $19,210,522
----------------------------------------------------------------------------------------------------------
Cash                                                                                                25,784
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                   194,428
Interest and dividends                                                                               6,983
Shares of beneficial interest sold                                                                   2,232
Other                                                                                                  788
                                                                                               -----------
Total assets                                                                                    19,440,737

==========================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                                  261
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              776,698
Shares of beneficial interest redeemed                                                              17,280
Shareholder reports                                                                                 17,128
Trustees'compensation                                                                                  184
Distribution and service plan fees                                                                      17
Other                                                                                                7,077
                                                                                               -----------
Total liabilities                                                                                  818,645

==========================================================================================================
Net Assets                                                                                     $18,622,092
                                                                                               ===========
==========================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                     $     1,686
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      20,188,215
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (382)
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions           (3,078,227)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                         1,510,800
                                                                                               -----------
Net Assets                                                                                     $18,622,092
                                                                                               ===========
==========================================================================================================
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $18,513,908 and 1,676,128 shares of beneficial interest outstanding)                  $11.05
----------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $108,184 and 9,788 shares of beneficial interest outstanding)                         $11.05

See accompanying Notes to Financial Statements.

30                 Oppenheimer Main Street Small Cap Fund/VA

Statement of Operations  For the Year Ended December 31, 2001

=========================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $220)                            $  92,255
-----------------------------------------------------------------------------------------
Interest                                                                           67,473
                                                                                ---------
Total income                                                                      159,728
=========================================================================================
Expenses
Management fees                                                                   114,814
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                         17
-----------------------------------------------------------------------------------------
Shareholder reports                                                                22,677
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                       8,203
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                         4,912
-----------------------------------------------------------------------------------------
Trustees'compensation                                                               2,600
-----------------------------------------------------------------------------------------
Other                                                                               7,978
                                                                                ---------
Total expenses                                                                    161,201
Less reduction to custodian expenses                                                 (551)
                                                                                ---------
Net expenses                                                                      160,650
=========================================================================================
Net Investment Loss                                                                  (922)
=========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                      (263,208)
Foreign currency transactions                                                      (5,320)
                                                                                ---------
Net realized gain (loss)                                                         (268,528)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                       374,323
Translation of assets and liabilities denominated in foreign currencies           (11,403)
                                                                                ---------
Net change                                                                        362,920
                                                                                ---------
Net realized and unrealized gain (loss)                                            94,392
=========================================================================================
Net Increase in Net Assets Resulting from Operations                            $  93,470
                                                                                =========

See accompanying Notes to Financial Statements.

                   Oppenheimer Main Street Small Cap Fund/VA                 31

Statements of Changes in Net Assets

                                                                 Year Ended December 31,
                                                                 2001                2000
===============================================================================================
Operations
Net investment income (loss)                                     $      (922)       $   (36,566)
-----------------------------------------------------------------------------------------------
Net realized gain (loss)                                            (268,528)        (2,795,826)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 362,920           (548,679)
                                                                 -----------        -----------
Net increase (decrease) in net assets resulting from operations       93,470         (3,381,071)
===============================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                        --           (478,809)
Service shares                                                            --                 --
===============================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Non-Service shares                                                 3,821,166         11,532,556
Service shares                                                       108,184                 --
===============================================================================================
Net Assets
Total increase                                                     4,022,820          7,672,676
-----------------------------------------------------------------------------------------------
Beginning of period                                               14,599,272          6,926,596
                                                                 -----------        -----------
End of period (including accumulated net investment
loss of $382 for the year ended December 31,2001)                $18,622,092        $14,599,272
                                                                 ===========        ===========

See accompanying Notes to Financial Statements.

32                 Oppenheimer Main Street Small Cap Fund/VA

Financial Highlights

                                                     Year Ended December 31,
Non-Service shares                                   2001       2000             1999          1998(1)
======================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $ 11.09    $ 14.07          $ 9.60        $ 10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              --(2)    (.03)           (.02)          (.02)
Net realized and unrealized gain (loss)                 (.04)     (2.35)           4.49           (.38)
------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations          (.04)     (2.38)           4.47           (.40)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      --       (.60)             --             --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 11.05    $ 11.09          $14.07        $  9.60
                                                     =======    =======          ======        =======
======================================================================================================
Total Return, at Net Asset Value(3)                    (0.36)%   (18.34)%         46.56%         (4.00)%
======================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $18,514    $14,599          $6,927        $   994
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $15,307    $12,576          $2,738        $   441
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                    (0.01)%    (0.29)%         (0.37)%        (0.79)%
Expenses                                                1.05%      1.37%           1.83%          0.87%(5)
Expenses, net of reduction to custodian fees             N/A       1.35%           1.34%           N/A
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  213%       162%            176%            61%

1. For the period from May 1, 1998 (inception of offering) to December 31, 1998.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   Oppenheimer Main Street Small Cap Fund/VA                 33

                                                        Period Ended
Service shares                                          December 31, 2001(1)
============================================================================
Per Share Operating Data
Net asset value, beginning of period                                  $10.61
----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     --(2)
Net realized and unrealized gain (loss)                                  .44
----------------------------------------------------------------------------
Total income (loss) from investment operations                           .44
----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                      --
----------------------------------------------------------------------------
Net asset value, end of period                                        $11.05
                                                                      ======
============================================================================
Total Return, at Net Asset Value(3)                                     4.15%
============================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                $108
----------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 26
----------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                                    (0.34)%
Expenses                                                                1.19%
Expenses, net of reduction to custodian fees                             N/A
----------------------------------------------------------------------------
Portfolio turnover rate                                                  213%

1. For the period from July 16, 2001 (inception of offering) to December
31, 2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

34                 Oppenheimer Main Street Small Cap Fund/VA

Notes to Financial Statements

===============================================================================
1. Significant Accounting Policies

Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), which operated under the name of Oppenheimer Small Cap Growth Fund/VA through April 30, 2001, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                   Oppenheimer Main Street Small Cap Fund/VA                 35

===============================================================================
1. Significant Accounting Policies  (continued)

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                     Expiring
                     ---------------------------------------
                       2008                       $1,795,693
                       2009                        1,282,533
                                                  ----------
                       Total                      $3,078,226
                                                  ==========

-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $547, a decrease in accumulated net investment loss of $540, and decrease in accumulated net realized loss on investments of $7. Net assets of the Fund were unaffected by the reclassifications.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

36                 Oppenheimer Main Street Small Cap Fund/VA

===============================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            Year Ended December 31, 2001(1)           Year Ended December 31, 2000
                            -------------------------------           --------------------------------
                            Shares              Amount                Shares              Amount
------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                        869,437             $ 8,938,580           1,168,713          $  15,913,312
Dividends and/or
distributions reinvested         --                      --              28,757                478,809
Redeemed                   (509,595)             (5,117,414)           (373,385)            (4,859,565)
                           --------             -----------           ---------          -------------
Net increase (decrease)     359,842             $ 3,821,166             824,085          $  11,532,556
                           ========             ===========           =========          =============
Service shares
Sold                         10,574             $   116,404                  --          $          --
Dividends and/or
distributions reinvested         --                      --                  --                     --
Redeemed                       (786)                 (8,220)                 --                     --
                           --------             -----------           ---------          -------------
Net increase (decrease)       9,788             $   108,184                  --          $          --
                           ========             ===========           =========          =============

1. For the year ended December 31, 2001, for Non-Service shares and for the period from July 16, 2001 (inception of offering) to December 31, 2001, for Service shares.

===============================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $37,430,241 and $30,294,231, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $17,700,003 was:

         Gross unrealized appreciation                    $2,133,908
         Gross unrealized depreciation                      (623,389)
                                                          ----------
         Net unrealized appreciation (depreciation)       $1,510,519
                                                          ==========

                   Oppenheimer Main Street Small Cap Fund/VA                 37

===============================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.75%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1, 2001. This undertaking may be amended or withdrawn at any time.
-------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

===============================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2001, the Fund had outstanding foreign currency contracts as follows:

                            Expiration      Contract            Valuation as of        Unrealized
Contract Description        Date            Amount (000s)       December 31, 2001      Depreciation
---------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Canadian Dollar (CAD)       1/2/02          21  CAD             $13,024                        $261

38                 Oppenheimer Main Street Small Cap Fund/VA

Independent Auditors' Report

===============================================================================
The Board of Trustees and Shareholders of Oppenheimer Main Street Small Cap Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund/VA, formerly known as Oppenheimer Small Cap Growth Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund/VA as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2002

                   Oppenheimer Main Street Small Cap Fund/VA                 39

Federal Income Tax Information  (Unaudited)

===============================================================================
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

40                 Oppenheimer Main Street Small Cap Fund/VA

Officers and Trustees


===================================================================================================================================
Officers and Trustees                        James C. Swain, Trustee, CEO and Chairman of the Board
                                             John V. Murphy, President and Trustee
                                             William L. Armstrong, Trustee
                                             Robert G. Avis, Trustee
                                             George C. Bowen, Trustee
                                             Edward L. Cameron, Trustee
                                             Jon S. Fossel, Trustee
                                             Sam Freedman, Trustee
                                             C. Howard Kast, Trustee
                                             Robert M. Kirchner, Trustee
                                             F. William Marshall, Jr., Trustee
                                             Charles Albers, Vice President
                                             Mark Zavanelli, Vice President
                                             Robert G. Zack, Vice President and Secretary
                                             Brian W. Wixted, Treasurer
                                             Robert J. Bishop, Assistant Treasurer
                                             Scott T. Farrar, Assistant Treasurer
                                             Katherine P. Feld, Assistant Secretary
                                             Kathleen T. Ives, Assistant Secretary
                                             Denis R. Molleur, Assistant Secretary

===================================================================================================================================
Name, Address,(1) Age, Position(s) Held      Principal Occupation(s) During Past Five Years and Other Directorships Held by
with Fund and Length of Time Served(2)       Trustee
-----------------------------------------------------------------------------------------------------------------------------------
James C. Swain, Chairman,                    Formerly Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (September
Chief Executive Officer and Trustee          1988-January 2, 2002); President and a director of Centennial Asset Management
(since 1985). Age: 68                        Corporation, a wholly owned subsidiary of the Manager and Chairman of the Board of
                                             Shareholder Services, Inc., a transfer agent subsidiary of the Manager.
-----------------------------------------------------------------------------------------------------------------------------------
John V. Murphy,(3) President and Trustee     Chairman, Chief Executive Officer and Director (since June 30, 2001) and President
(since 2001). Age: 52                        (since September 2000) of the Manager; President and a trustee of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; Chairman and a director (since July 2001)
                                             of Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of
                                             OppenheimerFunds Legacy Program, a charitable trust program established by the Manager;
                                             a director of the following investment advisory subsidiaries of the Manager: OAM
                                             Institutional, Inc. and Centennial Asset Management Corporation (since November 2001),
                                             HarbourView Asset Management Corporation and OFI Private Investments Inc. (since July
                                             2002); President (since November 2001) and a director (since July 2001) of Oppenheimer
                                             Real Asset Management, Inc., an investment advisor subsidiary of the Manager; a director (since November 2001) of Trinity Investment Management Corp. and Tremont
                                             Advisers, Inc., investment advisory affiliates of the Manager.
                                                  Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                             Insurance Company, the Manager's parent company; a director (since June 1995) of DBL
                                             Acquisition Corporation; formerly Chief Operating Officer (September 2000-June 2001)
                                             of the Manager; President and Trustee (November 1999-November 2001) of MML Series
                                             Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                             Executive Officer and Director (September 1999-August 2000) of MML Bay State Life
                                             Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                             Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive
                                             Vice President, Director and Chief Operating Officer (June 1995-January 1997) of
                                             David L. Babson & Co., Inc., an investment advisor; Chief Operating Officer (March
                                             1993-December 1996) of Concert Capital Management, Inc., an investment advisor.

                   Oppenheimer Main Street Small Cap Fund/VA                 41

Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)       Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
William L. Armstrong, Trustee                Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
(since 1999). Age: 64                        Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
                                             Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997);
                                             Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991).
                                                  Formerly Director of International Family Entertainment (television channel)
                                             (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage)
                                             (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); formerly
                                             U.S. Senator (January 1979-January 1991).
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Avis, Trustee                      Formerly (until February 2001) Director and President of A.G. Edwards Capital, Inc.
(since 1993). Age: 70                        (General Partner of private equity funds), formerly (until March 2000) Chairman,
                                             President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly (until
                                             March 1999) Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of
                                             A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); (until March 1999)
                                             Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); (until March 2000), a director of A.G. Edwards & Sons and A.G. Edwards
                                             Trust Company.
-----------------------------------------------------------------------------------------------------------------------------------
George C. Bowen, Trustee                     Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
(since 1998). Age: 65                        President (from September 1987) and Treasurer (from March 1985) of the Manager; Vice
                                             President (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds,
                                             Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice
                                             President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice
                                             President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset
                                             Management Corporation; President, Treasurer and a director of Centennial Capital
                                             Corporation (since June 1989); Vice President and Treasurer (since August 1978) and
                                             Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer
                                             and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant
                                             Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of
                                             Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and
                                             Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of
                                             OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since
                                             October 1997).
-----------------------------------------------------------------------------------------------------------------------------------
Edward L. Cameron, Trustee                   Formerly (1974-1999) a partner with PricewaterhouseCoopers LLP (an accounting
(since 1999). Age: 63                        firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry
                                             Services Group (1994-1998).
-----------------------------------------------------------------------------------------------------------------------------------
Jon S. Fossel, Trustee (since 1990)          Formerly (until October 1996) Chairman and a director of the Manager; President and a
Age: 59                                      director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                             Financial Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Sam Freedman, Trustee (since 1996)           Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds
Age: 61                                      Services; Chairman, Chief Executive Officer and a director of Shareholder Services,
                                             Inc.; Chairman, Chief Executive Officer and Director of Shareholder Financial
                                             Services, Inc.; Vice President and Director of Oppenheimer Acquisition Corp. and a
                                             director of OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
C. Howard Kast, Trustee (since 1988)         Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
Age: 80
-----------------------------------------------------------------------------------------------------------------------------------
Robert M. Kirchner, Trustee                  President of The Kirchner Company (management consultants).
(since 1985). Age: 80

42                 Oppenheimer Main Street Small Cap Fund/VA

Name, Address,(1) Age, Position(s) Held      Principal Occupation(s) During Past Five Years and Other Directorships Held by
with Fund and Length of Time Served(2)       Trustee
-----------------------------------------------------------------------------------------------------------------------------------
F. William Marshall, Jr., Trustee            Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank);
(since 2000). Age: 59                        President, Chief Executive Officer and Director of SIS Bankcorp., Inc. and SIS Bank
                                             (formerly Springfield Institution for Savings) (1993-1999); Executive Vice President
                                             (until 1999) of Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive
                                             Office of Bank of Ireland First Holdings, Inc. and First New Hampshire Banks
                                             (1990-1993); Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
                                             Investment Fund (open-end investment companies).
-----------------------------------------------------------------------------------------------------------------------------------
Charles Albers, Vice President and           Senior Vice President (since April 1998) of the Manager; a Certified Financial
Portfolio Manager of Oppenheimer             Analyst; an officer and portfolio manager of other Oppenheimer funds; formerly a vice
Main Street(R) Small Cap Fund/VA             president and portfolio manager for Guardian Investor Services, the investment
and Main Street(R) Growth & Income           management subsidiary of The Guardian Life Insurance Company (1972-April 1998).
Fund/VA (since 1999). Age: 61
-----------------------------------------------------------------------------------------------------------------------------------
Bruce L. Bartlett, Vice President and        Senior Vice President (since January 1999) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer             manager of other Oppenheimer funds, prior to joining the Manager in April 1995,
Aggressive Growth Fund/VA                    he was a vice president and senior portfolio manager at First of America Investment
(since 1998). Age: 51                        Corp. (September 1986-April 1995).
-----------------------------------------------------------------------------------------------------------------------------------
George Evans, Vice President and             Vice President of the Manager (since October 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer             Management Corporation (since July 1994); an officer and portfolio manager of other
Multiple Strategies Fund/VA                  Oppenheimer funds.
(since 2001). Age: 42
-----------------------------------------------------------------------------------------------------------------------------------
John S. Kowalik, Vice President and          Senior Vice President of the Manager (since July 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer             Management Corporation (since April 2000); an officer and portfolio manager of other
Bond Fund/VA                                 Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at
(since 1998). Age: 44                        Prudential Global Advisors (June 1989-June 1998).
-----------------------------------------------------------------------------------------------------------------------------------
Michael Levine, Vice President and           Vice President (since June 1998) of the Manager; an officer and portfolio manager of
Portfolio Manager of Oppenheimer             other Oppenheimer funds; formerly Assistant Vice President and Portfolio Manager of
Multiple Strategies Fund/VA                  the Manager (April 1996-June 1998); prior to joining the Manager in June 1994, he
(since 1998). Age: 36                        was a portfolio manager and research associate for Amas Securities, Inc. (February
                                             1990-February 1994).
-----------------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios, Vice President and        Vice President of the Manager (since April 1998); an officer and portfolio manager of
Portfolio Manager of Oppenheimer             other Oppenheimer funds; a Certified Financial Analyst; formerly a vice president and
Main Street(R) Growth & Income Fund/VA       portfolio manager for Guardian Investor Services, the investment management subsidiary
(since 1999). Age: 52                        of The Guardian Life Insurance Company (1979-March 1998).
-----------------------------------------------------------------------------------------------------------------------------------
David P. Negri, Vice President and           Senior Vice President of the Manager (since May 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer Bond        Management Corporation (since April 1999); an officer and portfolio manager of other
Fund/VA, High Income Fund/VA, Multiple       Oppenheimer funds; formerly Vice President of the Manager (July 1988-May 1998).
Strategies Fund/VA and Strategic Bond
Fund/VA (since 1990). Age: 47
-----------------------------------------------------------------------------------------------------------------------------------
Jane Putnam, Vice President and              Vice President of the Manager (since October 1995); an officer and portfolio manager
Portfolio Manager of Oppenheimer             of another Oppenheimer fund; before joining the Manager in May 1994, she was a
(since 1994). Age: 40                        portfolio manager and equity research analyst for Chemical Bank (June 1989-May 1994).
-----------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reedy, Vice President and          Vice President of the Manager (since June 1993) and of HarbourView Asset Management
Portfolio Manager of Oppenheimer             Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer
High Income Fund/VA                          funds.
(since 1998). Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Rubinstein, Vice President        Senior Vice President (since October 1995) of the Manager; an officer and portfolio
and Portfolio Manager of Oppenheimer         manager of another Oppenheimer fund; formerly a vice president of the Manager
Multiple Strategies Fund/VA (since           (June 1990-October 1995).
1991). Age: 53

                   Oppenheimer Main Street Small Cap Fund/VA                 43

Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)       Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz, Vice President and      Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer             Management Corporation (since March 2000); an officer and portfolio manager of other
Strategic Bond Fund/VA (since 1993).         Oppenheimer funds.
Age: 43
-----------------------------------------------------------------------------------------------------------------------------------
Susan Switzer, Vice President and            Vice President of the Manager (since December 2000); Assistant Vice President of the
Portfolio Manager of Oppenheimer Multiple    Manager (December 1997-December 2000). Prior to joining the Manager, she was a
Strategies Fund/VA (since 2001). Age: 35     portfolio manager at Neuberger Berman (November 1994-November 1997).
-----------------------------------------------------------------------------------------------------------------------------------
James F. Turner, II, Vice President and      Vice President and Portfolio Manager of the Manager since March 26, 2001; Portfolio
Portfolio Manager of Oppenheimer             Manager for Technology Crossover Ventures (May 2000-March 2001); Assistant Vice
Aggressive Growth Fund/VA                    President and Associate Portfolio Manager of the Manager (August 1999-May 2000);
(since 2001). Age: 34                        Securities Analyst for the Manager (October 1996-August 1999); and a securities analyst with First of America Investment Company (May 1994-October 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Barry Weiss, Vice President and Portfolio    Vice President of the Manager (since July 2001); an officer and portfolio manager of
Manager of Oppenheimer Money Fund/VA         other Oppenheimer funds; formerly Assistant Vice President and Senior Credit Analyst
(since 2001). Age: 37                        of the Manager (February 2000-June 2001). Prior to joining the Manager in February
                                             2000, he was Associate Director, Structured Finance, Fitch IBCA Inc. (April 1998-
                                             February 2000); News Director, Fitch Investors Service (September 1996-April 1998);
                                             and Senior Budget Analyst, City of New York, Office of Management & Budget (February
                                             1990-September 1996).
-----------------------------------------------------------------------------------------------------------------------------------
William L. Wilby, Vice President and         Senior Vice President of the Manager (since July 1994) and of HarbourView Asset
Portfolio Manager of Oppenheimer             Management Corporation (since May 1999); Senior Investment Officer, Director of
Global Securities Fund/VA (since 1995).      International Equities (since May 2000) of the Manager; an officer and portfolio
Age: 57                                      manager of another Oppenheimer fund; formerly Vice President of the Manager (October
                                             1991-July 1994) and of HarbourView Asset Management Corporation (June 1992-May 1999).
-----------------------------------------------------------------------------------------------------------------------------------
Carol E. Wolf, Vice President and Portfolio  Senior Vice President of the Manager; an officer and portfolio manager of other
Manager of Oppenheimer Money Fund/VA         Oppenheimer funds; formerly Vice President of the Manager (June 1990-June 2000).
(since 1998). Age: 50
-----------------------------------------------------------------------------------------------------------------------------------
Mark Zavanelli, Vice President and           Assistant Vice President (since May 1998) of the Manager; a Chartered Financial
Portfolio Manager of Oppenheimer             Analyst; an officer and portfolio manager of other Oppenheimer funds. Prior to joining
Main Street Small Cap Fund/VA                the Manager in May 1998 he was President of Waterside Capital Management, a registered
(since 2001). Age: 31                        investment advisor (August 1995-April 1998) and a financial research analyst for Elder
                                             Research (June 1997-April 1998).
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack, Vice President and           Senior Vice President (since May 1985) and Acting General Counsel (since November
Secretary (since 2001). Age: 53              2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May
                                             1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds
                                             International Ltd. and Oppenheimer Millennium Fund plc (since October 1997); an officer of other Oppenheimer funds. Formerly Associate General Counsel (May 1981-
                                             November 2001).
-----------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                             Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999). Age: 42              (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services,
                                             Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services,
                                             Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc.
                                             (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer
                                             Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since
                                             May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of
                                             Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly
                                             Principal and Chief Operating Officer, Bankers Trust Company--Mutual Fund Services
                                             Division (March 1995-March 1999); Vice President and Chief Financial Officer of CS
                                             First Boston Investment Management Corp. (September 1991-March 1995).
-----------------------------------------------------------------------------------------------------------------------------------
Robert J. Bishop, Assistant Treasurer        Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of
(since 1996). Age: 43                        other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                             Fund Accounting (April 1994-May 1996) and a fund controller of the Manager.

44                 Oppenheimer Main Street Small Cap Fund/VA

Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)       Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer         Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
(since 1996). Age: 36                        Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                             Fund Accounting (April 1994-May 1996), and a fund controller of the Manager.
-----------------------------------------------------------------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary       Vice President and Senior Counsel of the Manager (since July 1999); Vice President of
(since 2001). Age: 43                        OppenheimerFunds Distributor, Inc. (since June 1990); an officer of other Oppenheimer funds; formerly a vice president and associate counsel of the Manager (June 1990-
                                             July 1999).
-----------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary        Vice President and Assistant Counsel of the Manager (since June 1998); an officer of
(since 2001). Age: 36                        other Oppenheimer funds; formerly an assistant vice president and assistant counsel of the Manager (August 1994-August 1997).
-----------------------------------------------------------------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary        Vice President and Senior Counsel of the Manager (since July 1999); an officer of
(since 2001). Age: 44                        other Oppenheimer funds; formerly a vice president and associate counsel of the
                                             Manager (September 1991-July 1999).

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request. Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the Oppenheimer Fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall
(36 portfolios), and Mr. Murphy (62 portfolios).
1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood,
CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Albers, Bartlett, Evans, Kowalik, Levine, Monoyios, Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Molleur and Zack, and Mses. Switzer and Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

                   Oppenheimer Main Street Small Cap Fund/VA                 45

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Oppenheimer Main Street Small Cap Fund/VA
A Series of Oppenheimer Variable Account Funds

==============================================================================================================================
Investment Advisor                              OppenheimerFunds, Inc.

==============================================================================================================================
Distributor                                     OppenheimerFunds Distributor, Inc.

==============================================================================================================================
Transfer Agent                                  OppenheimerFunds Services

==============================================================================================================================
Custodian of Portfolio Securities               The Bank of New York

==============================================================================================================================
Independent Auditors                            Deloitte & Touche LLP

==============================================================================================================================
Legal Counsel                                   Myer, Swanson, Adams & Wolf, P.C.


                                                For more complete information about Oppenheimer Main Street Small Cap Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.

                                                      [logo]OppenheimerFunds(R)
                                                            Distributor, Inc.

(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.